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Scudder Managed Municipal Bond Fund

Classes A, B, C and Institutional

Semiannual Report

November 30, 2002

Contents

<Click Here> Performance Summary

<Click Here> Economic Overview

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Investment Products and Services

<Click Here> Account Management Resources

<Click Here> Privacy Statement

Scudder Managed Municipal Bond Fund	Nasdaq Symbol	CUSIP Number
Class A	SMLAX	811170-802
Class B	SMLBX	811170-885
Class C	SMLCX	811170-877

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from scudder.com, talk to your financial representative or call Shareholder Services at (800) 621-1048. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary November 30, 2002

Average Annual Total Returns* (Unadjusted for Sales Charge)
Scudder Managed Municipal Bond Fund	6-Month	1-Year	3-Year	5-Year	10-Year
Class A(a)	3.32%	6.37%	7.23%	5.54%	6.25%
Class B(a)	2.89%	5.53%	6.40%	4.72%	5.43%
Class C(a)	2.90%	5.51%	6.37%	4.69%	5.40%
Lehman Brothers Municipal Bond Index+	3.67%	6.32%	7.75%	5.92%	6.59%

Sources: Lipper, Inc. and Deutsche Investment Asset Management

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Institutional Class
Net Asset Value: 11/30/02	$ 9.19	$ 9.19	$ 9.19	$ 9.19
5/31/02	$ 9.12	$ 9.11	$ 9.11	$ -
8/19/02 (inception date for Institutional Class)	$ -	$ -	$ -	$ 9.33
Distribution Information: Six Months: Income Dividends	$ .21	$ .17	$ .17	$ .13
November Income Dividend	$ .0319	$ .0259	$ .0261	$ .0315
SEC 30-day Yield++	3.29%	2.66%	2.64%	3.38%
Current Annualized Distribution Rate++	4.51%	3.67%	3.70%	4.47%
Tax Equivalent Yield++	7.35%	5.97%	6.03%	7.28%

++ Current annualized distribution rate is the latest monthly dividend as an annualized percentage of net asset value on November 30, 2002. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended November 30, 2002, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the Fund's yield and a marginal income rate of 38.6%. Yields and distribution rates are historical and will fluctuate.
Class A Lipper Rankings* - General Municipal Debt Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	25	of	284	9

Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, results might have been less favorable.

Source: Lipper, Inc.

Growth of an Assumed $10,000 Investment(b)* (Adjusted for Sales Charge)
[] Scudder Managed Municipal Bond Fund - Class A [] Lehman Brothers Municipal Bond Index+

Yearly periods ended November 30

Comparative Results* (Adjusted for Sales Charge)
Scudder Managed Municipal Bond Fund		1-Year	3-Year	5-Year	10-Year
Class A(c)	Growth of $10,000	$10,159	$11,775	$12,504	$17,515
	Average annual total return	1.59%	5.60%	4.57%	5.76%
Class B(c)	Growth of $10,000	$10,253	$11,844	$12,494	$16,968
	Average annual total return	2.53%	5.80%	4.55%	5.43%
Class C(c)	Growth of $10,000	$10,551	$12,036	$12,578	$16,927
	Average annual total return	5.51%	6.37%	4.69%	5.40%
Lehman Brothers Municipal Bond Index+	Growth of $10,000	$10,632	$12,509	$13,335	$18,935
	Average annual total return	6.32%	7.75%	5.92%	6.59%

The growth of $10,000 is cumulative.

* Returns and rankings during the periods shown for Class A shares reflect a temporary fee and/or expense waiver. Without this waiver, returns and rankings would have been lower.
a Returns shown for Class A, B and C shares for the periods prior to their inception date on June 11, 2001 are derived from the historical performance of Class S shares of Scudder Managed Municipal Bond Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. The difference in expenses will affect performance.
b The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.
c Returns shown for Class A, B and C shares for the periods prior to their inception on June 25, 2001 are derived from the historical performance of Class S shares of Scudder Managed Municipal Bond Fund during such periods and have been adjusted to reflect the higher gross annual operating expenses and the current applicable sales charge of each specific class. Returns for Class A reflect the current maximum initial sales charge of 4.50%. Class B share performance is adjusted for the applicable CDSC, which is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. On or about February 3, 2003, Class C shares will be offered at net asset value plus an up-front sales charge of 1.00% of the offering price. Class C shares will continue to be subject to a contingent deferred sales charge and Rule 12b-1 distribution and/or service fee as more fully described in the fund's currently effective prospectus. The difference in expenses will affect performance.
+ The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Returns and rankings may differ by share class.

Although the fund seeks income that is federally tax free, a portion of the fund's returns may be subject to federal, state, local and the alternative minimum tax.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Economic Overview

Dear Shareholder:

The economic recovery continues. Its pace, however, is modest. And it is taking place in a series of starts and stops.

Earlier in the year, the economy seemed to be recovering steadily. How do we know? During the beginning of any economic slowdown, companies are fearful that consumers will not buy their products and they will be left with vast inventories of goods they cannot sell (and are costly to store). As a result, they liquidate inventories and slow their manufacturing. This happened during the start of the current slowdown. But in the earlier part of this year, as demand for manufactured goods became more steady, companies stopped trying so hard to reduce inventories and started manufacturing more goods. This suggested that a broad recovery was beginning. Unfortunately, companies didn't follow through by hiring more workers or investing in new equipment, which are other factors also essential to a recovery. As a result, the economy hit a slow patch during the late summer and early fall months - and manufacturing slipped back into the doldrums.

More recently, the economy appears to have improved. Fewer people are filing for unemployment benefits, the slowdown in manufacturing seems to be receding, and consumers are still spending money. As a result, we think it is unlikely that we will return to a recession. However, we expect economic momentum to build slowly, with growth not getting back to normal until late 2003.

Two warnings: This rebound will require continued assistance from the government, such as low interest rates and tax cuts. We don't think maintaining such policies will be a problem, however. The Federal Reserve is unlikely to raise interest rates until it sees concrete evidence of a recovery and won't hesitate to lower rates again if it needs to. And, the rebound we expect is based on the absence of adverse geopolitical shocks such as uncontained war in the Middle East.

If these risks can be avoided and the recovery gradually gathers steam, as we anticipate, interest rates will be affected. In the short-term, any change is unlikely. Longer-term, we expect interest rates to remain comparable to those seen in the 1950s and early 1960s, thanks to low inflation. Even after the economy recovers fully, the federal funds rate - the rate at which banks lend to each other overnight, and the rate on which other interest rates are based - might gradually rise from 1.25 percent to only 4 percent or 4.5 percent.

Economic Guideposts Data as of 11/30/02
[] 2 years ago [] 1 year ago [] 6 months ago [] Now
	Inflation Rate (a)	US Unemployment Rate (b)	Federal Funds Rate (c)	Industrial Production (d)	Growth Rate of Personal Income (e)
(a) The year-over-year percentage change in US consumer prices.
(b) The percentage of adults out of work and looking for a job.
(c) The interest rate banks charge each other for overnight loans.
(d) Year-over-year percentage change.
(e) Growth rate of individual income from all sources.
Source: Deutsche Asset Management

Because interest rates and bond prices tend to move in opposite directions, when the recovery eventually strengthens and the Fed raises interest rates, bond prices will likely fall again - but not drastically.

As for the stock market, prices have now returned to more reasonable levels. While we don't expect stock prices to fall drastically, we don't expect them to come anywhere close to what we saw during the 1980s and 1990s.

The situation is similar abroad. Economic activity remains sluggish everywhere. In most areas, we believe the slowdown is cyclical and will improve gradually next year. The exception is the 12 nations that comprise the European Monetary Union (EMU), which have been growing more slowly than the US for several decades. This can't be the result of cyclical factors alone - i.e., the natural acceleration and deceleration of an economy - so other problems (such as burdensome taxes and over-regulation) may exist. If so, these problems may continue to impede economic recovery in Europe.

Deutsche Investment Management Americas Inc.

The sources, opinions and forecasts expressed are those of the economic advisors of Deutsche Asset Management as of December 11, 2002, and may not actually come to pass.

Portfolio Management Review

In the following interview, Scudder Managed Municipal Bond Fund Co-Lead Portfolio Managers Philip G. Condon, Ashton P. Goodfield and Eleanor R. Brennan discuss the fund's performance and the recent market environment for municipal bonds.

Q: How did the bond market and municipal bonds, in particular, perform over the six-month period ended November 30, 2002?

A: Most areas of the bond market continued to show strength in the period. In the midst of an uncertain economic and geopolitical environment, investors continued to flock to more stable investment options, such as US Treasury bonds and municipal bonds. In fact, demand for municipal bonds was so strong that even record-level supplies of municipal bonds did not drag down performance. This year will be a record supply year for municipal bonds. For the year to date through November 30, 2002, about $330 billion in municipal bonds was issued. That outpaced the previous record of $292 billion in 1993. Typically, such heavy supply would drive down the price of bonds. However, since demand remained so strong throughout the year, municipal bonds have continued to perform well. Municipal bonds underperformed relative to US Treasuries - the top-performing area of the bond market, however. Tax-free bonds outperformed equities and high-yield bonds. Overall, higher-quality corporate issues slightly outperformed municipal bonds on a pretax basis, but many individual corporate bonds struggled as news of corporate accounting irregularities plagued certain segments of the corporate market.

Municipal bonds delivered strong results (Six-month period ended November 30, 2002)
Lehman Brothers Municipal Bond Index	3.67%
Lehman Brothers Aggregate Bond Index	4.98%
Lehman Brothers High-Yield Composite Bond Index	-5.35%
S&P 500	-11.48%

The Lehman Brothers Municipal Bond Index contains approximately 42,000 bonds. To be in the index, a municipal bond must meet the following criteria: a minimum credit rating of BBB, issued as part of an issue of at least $50 million, issued within the last five years and a maturity of at least two years. Variable-rate bonds are excluded from the index.

The Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities of one year or more.

The Lehman Brothers High-Yield Composite Bond Index is a market value-weighted index that tracks the daily price-only, coupon, and total return performance of non-investment grade, fixed-rate, publicly placed, dollar-denominated, and non-convertible debt registered with the US Securities and Exchange Commission.

The S&P 500 is an unmanaged index widely regarded as representative of the equity market in general.

It is not possible to invest directly in an index.

Q: How did the yield curve react during the period?

A: Over the last six months, the municipal bond yield curve steepened significantly. (The yield curve illustrates the relationship between the yields on bonds of the same credit quality, but different maturities.) The shorter-term portion of the yield curve saw most of the change. Specifically, as of May 31, 2002, the difference in yield between a one-year, AAA-rated municipal bond and a 30-year, AAA-rated municipal bond was 342 basis points (or 3.42 percentage points). The difference between those maturities had increased to 368 basis points (or 3.68 percentage points) as of November 30, 2002. The yields on individual 10-year, AAA-rated municipal bonds generally declined overall in the period. A 10-year, AAA-rated municipal bond yielded 3.87 percent, as of November 30, 2002 - 29 basis points less than the 4.16 percent it was yielding as of May 31, 2002.

Municipal bond yield curve

Source: Deutsche Asset Management

Past performance is no guarantee of future results.

Q: How did Scudder Managed Municipal Bond Fund perform during the six-month period ended November 30, 2002, and how did the fund's positioning affect its performance?

A: Scudder Managed Municipal Bond Fund delivered strong absolute and relative results during the period.

During the period, the fund's Class S shares' total return rose 3.31 percent versus its typical peer in the Lipper General Municipal Debt Funds category, which gained 2.76 percent. It underperformed the unmanaged Lehman Brothers Municipal Bond Index by 36 basis points. (One basis point is equal to a hundredth of a percent.) The fund's Class A shares' total return rose 3.32 percent (unadjusted for sales charges), versus its typical peer in the Lipper General Municipal Debt Funds category, which gained 2.76 percent. It underperformed the unmanaged Lehman Brothers Municipal Bond Index by 35 basis points. (One basis point is equal to a hundredth of a percent.)

Management's focus on intermediate-term municipal bonds continued to aid the fund's returns. The steepening of the yield curve discussed above, particularly among five- to 10-year bonds, helped the fund's holdings perform well. The fund's underweight in airline and tobacco bonds - two areas of the municipal bond market that underperformed in the period - also aided results. Airline bonds have struggled going back to September 11, 2001. Recently, they have been especially hard hit in the wake of the bankruptcy filing by US Air. Tobacco bonds have suffered as a result of heavy supply in the marketplace.

The fund's long-term results are also strong. The fund ranked 15, 36, 8 and 6 for the one-, three-, five- and 10-year periods (Class S shares), respectively, as of November 30, 2002. For these time periods, there were 284, 245, 201 and 87 funds, respectively, in the Lipper General Municipal Debt Funds category. (Please see the performance summary on page 4 for standardized return figures for each time period.)The fund's results are also strong. The fund's A shares ranked 25 of 284 for the one-year period in the Lipper General Municipal Debt Funds category. (Please see the performance summary on page 3 for standardized return figures for each time period.)

Q: What's your outlook for the municipal bond market over the course of the next six months, and how is Scudder Managed Municipal Bond Fund positioned for this expected environment?

A: We remain positive about the prospects for the municipal bond market. Most notably, we believe tax-free bonds are currently very attractive on an after-tax basis versus US Treasury bonds with similar maturities. In fact, currently a 30-year municipal bond is yielding 100 percent of a 30-year US Treasury bond on a pretax basis. A 10-year municipal bond is currently yielding 92 percent of a 10-year US Treasury bond. Such ratios are quite unusual. These ratios mean that in the case of the 30-year maturity, the yield on the municipal bond is the same as that of similar-maturity Treasury bonds - even before tax benefits of municipal bonds are considered. In the case of the 10-year maturities, the municipal bond's yield is close to the same as the yield of similar-maturity Treasury bonds, before tax considerations.

While we do expect to see credit downgrades on municipal-financed positions, in general, high-grade municipals have more stable credit ratings than their taxable counterparts. Some states are currently experiencing budgetary constraints as a result of the last few years of tougher economic times, which has resulted in reduced tax receipts. However, should the need arise, municipalities would be able to generate more revenue through raising state and local taxes, in order to fund their loan payments.

We remain committed to our focus on maturities in that portion of the yield curve where we feel we are able to garner the most value for shareholders. Also, we expect to continue our focus on call-protected bonds with solid structures. Currently, we believe the best opportunities for value are in 20-year municipal bonds. Further, we believe bond investments relative to the inflation rate remain appealing. The market is not forecasting a drastic increase in inflation yet, and therefore, we expect bonds to remain an attractive part of a well-balanced portfolio.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' view is subject to change at any time, based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary November 30, 2002

Portfolio Composition	11/30/02	5/31/02

Revenue Bonds	61%	61%
General Obligation Bonds	21%	24%
Lease Obligations	10%	9%
US Government Secured	8%	6%
	100%	100%

Quality	11/30/02	5/31/02

AAA	71%	73%
AA	11%	11%
A	7%	5%
BBB	4%	4%
Not Rated	7%	7%
	100%	100%

Effective Maturity	11/30/02	5/31/02

0 < 5 years	13%	16%
5 < 10 years	39%	38%
10 < 15 years	28%	30%
Greater than 15 years	20%	16%
	100%	100%

Top Five State Allocations	11/30/02	5/31/02

Illinois	13%	12%
New York	10%	6%
Texas	9%	10%
California	9%	6%
New Jersey	6%	6%

Weighted average effective maturity: 11.10 years and 10.25 years, respectively.

Portfolio Composition, Quality, Effective Maturity and State Allocations are subject to change.

For more complete details about the fund's investment portfolio, see page 15. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio as of November 30, 2002 (Unaudited)

	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
Alabama 0.1%
Phenix County, Industrial Development Revenue, Industrial Development Board, AMT, 6.35%, 5/15/2035	4,000,000	3,871,920
Alaska 2.4%
Anchorage, AK, Core City GO, 5.5%, 7/1/2021	3,860,000	4,057,941
Anchorage, AK, Electric Revenue, 6.5%, 12/1/2015 (b)	5,000,000	6,084,300
Anchorage, AK, State GO:
5.5%, 7/1/2019	2,500,000	2,661,800
5.5%, 7/1/2020	2,500,000	2,643,950
North Slope Borough, AK, County (GO) Lease, Series B, Zero Coupon, 6/30/2011 (b)	5,000,000	3,470,000
North Slope Borough, AK, Other GO:
Series B, Zero Coupon, 6/30/2004 (b)	30,500,000	29,575,850
Series B, Zero Coupon, 6/30/2005 (b)	43,800,000	41,179,403
Series A, Zero Coupon, 6/30/2006 (b)	11,000,000	9,949,390
Series A, Zero Coupon, 6/30/2008 (b)	18,000,000	14,763,420
Valdez, AK, Airport Revenue, Marine Terminal Revenue, Exxon Pipeline Co. Project, Daily Demand Note, Series B, 1.25%, 12/1/2033**	200,000	200,000
Valdez, AK, Airport Revenue, Marine Terminal Revenue, Exxon Pipeline, Project C, 1.25%, 12/1/2033**	100,000	100,000
		114,686,054
Arizona 1.5%
Arizona, School District GO, School Facilities Board Revenue:
5.5%, 7/1/2014	5,000,000	5,519,400
5.5%, 7/1/2015	3,000,000	3,291,120
5.5%, 7/1/2016	5,000,000	5,447,500
Arizona, State Agency (GO) Lease, Municipal Finance Program, Series 25, 7.875%, 8/1/2014 (b)	3,500,000	4,563,895
Arizona, Water & Sewer Revenue, Infrastructure Financing Authority:
Series A, 5.375%, 10/1/2016	3,540,000	3,815,801
Series A, 5.375%, 10/1/2017	2,280,000	2,443,772
Series A, 5.375%, 10/1/2018	2,200,000	2,343,110
Maricopa County, AZ, School District GO, District No. 28, Kyrene Elementary, Series B, Zero Coupon, 1/1/2006 (b)	4,905,000	4,537,125
Mesa, AZ, Electric Revenue:
5.25%, 7/1/2016 (b)	7,500,000	8,174,700
5.25%, 7/1/2017 (b)	10,000,000	10,857,000
Phoenix, AZ, Transportation/Tolls Revenue:
Series A, Zero Coupon, 7/1/2012 (b)	4,675,000	3,139,450
Series A, Zero Coupon, 7/1/2013 (b)	4,700,000	2,990,422
Phoenix, AZ, Water & Sewer Revenue, Civic Improvement Corp., 6.0%, 7/1/2011 (b)	4,105,000	4,795,748
Scottsdale, AZ, Other GO:
5.375%, 7/1/2014	2,680,000	2,955,343
5.375%, 7/1/2015	2,635,000	2,883,639
Tucson, AZ, Water & Sewer Revenue:
5.5%, 7/1/2015 (b)	1,430,000	1,584,440
5.5%, 7/1/2018 (b)	4,100,000	4,445,712
		73,788,177
Arkansas 0.9%
Jonesboro, AR, Hospital & Healthcare Revenue, Healthcare Facilities Authority, Bernards Regional Medical Center, Series A, 5.8%, 7/1/2012 (b)	4,025,000	4,462,960
North Little Rock, AR, Electric Revenue:
Series A, 6.5%, 7/1/2010 (b)	19,750,000	23,328,898
Series A, 6.5%, 7/1/2015 (b)	13,080,000	15,862,901
		43,654,759
California 8.7%
Alameda County, CA, County (GO) Lease, Certificate of Participation, Santa Rita Jail Project, 5.375%, 6/1/2009 (b)	5,000,000	5,673,400
Banning, CA, Water & Sewer Revenue, Certificate of Participation, Water System Improvement Project, 8.0%, 1/1/2019 (b)	960,000	1,281,206
Banning, CA, Water & Sewer Revenue, Certificate of Participation, Water System Reference & Improvement Project, 8.0%, 1/1/2019 (b)	1,080,000	1,382,951
California, Electric Revenue, Department of Water Resources and Power Supply:
Series A, 5.25%, 5/1/2020	2,000,000	2,013,480
Series A, 5.375%, 5/1/2021	5,000,000	5,055,450
Series A, 5.375%, 5/1/2022	10,665,000	10,732,190
Series A, 5.875%, 5/1/2016	20,000,000	21,685,800
California, Electric Revenue, Department Water Supply, Series 309, Inverse Floater, 10.52%, 5/1/2018*	5,625,000	6,354,450
California, Higher Education Revenue, Marymount University, Zero Coupon, 10/1/2014 (b)	1,000,000	577,960
California, Multi Family Housing Revenue, Series A, 7.7%, 8/1/2010	1,000,000	1,024,490
California, Senior Care Revenue, Statewide Community Development Authority, California Lutheran Homes, ETM, 5.5%, 11/15/2008	2,250,000	2,543,783
California, State Agency (GO) Lease, Series A, 6.3%, 12/1/2006 (b)	8,095,000	9,293,870
California, State GO:
5.0%, 11/1/2016	10,000,000	10,278,600
5.0%, 11/1/2017	10,000,000	10,205,200
5.0%, 6/1/2021	14,500,000	14,491,300
5.0%, 10/1/2021	20,430,000	20,416,312
5.0%, 10/1/2022	5,000,000	4,946,950
5.5%, 3/1/2015 (b)	20,000,000	21,731,200
6.25%, 10/1/2007 (b)	4,000,000	4,631,040
6.25%, 4/1/2008 (b)	5,000,000	5,783,900
6.6%, 2/1/2009 (b)	15,600,000	18,454,488
California, Water & Sewer Revenue:
5.0%, 12/1/2020 (c)	8,000,000	8,055,920
5.0%, 12/1/2021 (c)	16,025,000	16,018,590
5.0%, 12/1/2022 (c)	21,670,000	21,484,938
Series Y, 5.25%, 12/1/2019 (c)	5,000,000	5,154,950
Series W, 5.5%, 12/1/2015	3,390,000	3,729,644
Foothill, CA, Transportation/Toll Revenue, Eastern Corridor Agency:
Series A, Prerefunded, 6.0%, 1/1/2016	20,400,000	23,834,544
Series A, Prerefunded, 7.1%, 1/1/2011	4,000,000	4,294,240
Series A, Prerefunded, 7.1%, 1/1/2012	4,000,000	4,294,240
Series A, Prerefunded, 7.15%, 1/1/2014	6,250,000	6,722,750
Series A, ETM, 7.05%, 1/1/2009	5,000,000	5,209,150
Zero Coupon, Series A, 1/1/2018	22,190,000	10,618,137
Foothill, CA:
Series A, ETM, Zero Coupon, 1/1/2015	11,000,000	6,306,630
Series A, ETM, Zero Coupon, 1/1/2017	5,000,000	2,543,650
Los Angeles County, CA, County (GO) Lease, Capital Asset Leasing Corp., 6.0%, 12/1/2006 (b)	9,000,000	10,256,220
Los Angeles County, CA, County (GO) Lease:
Zero Coupon, 9/1/2007	4,030,000	3,442,345
Zero Coupon, 9/1/2009	5,425,000	4,163,850
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation Lease, AMT, Series C, 7.5%, 12/1/2024	2,500,000	1,925,225
Los Angeles, CA, Port Authority Revenue, Regional Airport Improvement Corp., 1.16%, 12/1/2025** (d)	3,320,000	3,320,000
Los Angeles, CA, Sales & Special Tax Revenue, Metropolitan Transportation Authority, Series B, 5.25%, 7/1/2018	7,470,000	7,905,128
Los Angeles, CA, School District GO, Unified School District:
5.75%, 7/1/2015 (b)	2,000,000	2,301,680
5.75%, 7/1/2016 (b)	17,000,000	19,506,650
Madera County, CA, Hospital & Healthcare Revenue, Certificate of Participation, Valley Children's Hospital, 6.5%, 3/15/2010 (b)	2,840,000	3,380,708
Murrieta Valley, CA, School District GO, Unified School District, Series A, Zero Coupon, 9/1/2014 (b)	4,235,000	2,457,105
Oakland, CA, Sales & Special Tax Revenue, Redevelopment Agency, 6.0%, 2/1/2007 (b)	2,000,000	2,268,660
Oakland, CA, Special Assessment Revenue, Oakland Convention Centers:
5.5%, 10/1/2013 (b)	2,740,000	3,102,338
5.5%, 10/1/2014 (b)	2,000,000	2,259,420
Roseville, CA, School District GO, Junior High, Series B, Zero Coupon, 8/1/2015 (b)	1,000,000	546,930
San Diego, CA, Electric Revenue, Inverse Floater, Rites-PA 626, Industrial Development Authority, 10.71%, 9/1/2019* (b)	7,300,000	7,631,493
San Diego, CA, School District GO, Series A, Zero Coupon, 7/1/2014 (b)	3,420,000	1,999,640
San Diego, CA, Water & Sewer Revenue, Certificate of Participation:
5.632%, 4/25/2007 (b)	6,300,000	7,037,226
5.681%, 4/22/2009 (b)	4,500,000	5,095,485
San Francisco, CA, Sales & Special Tax Revenue, Bay Area Rapid Transit District, 6.75%, 7/1/2010 (b)	2,000,000	2,428,360
San Joaquin County, County (GO) Lease, Certificate of Participation, Facilities Project, 5.5%, 11/15/2013 (b)	3,895,000	4,407,465
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency: Series A, Zero Coupon, 1/15/2012 (b)	5,000,000	3,383,350
Series A, Zero Coupon, 1/15/2013 (b)	35,295,000	22,478,327
Series A, Zero Coupon, 1/15/2014 (b)	14,905,000	8,902,906
Ukiah, CA, School District (GO) Lease, Zero Coupon, 8/1/2015 (b)	2,000,000	1,093,040
		428,118,954
Colorado 3.6%
Colorado, Hospital & Healthcare Revenue, Portercare Adventist Health Project, 6.5%, 11/15/2031	3,000,000	3,209,700
Colorado, Sales & Special Tax Revenue, Metropolitan Football Stadium:
Series A, Zero Coupon, 1/1/2009 (b)	16,150,000	12,864,929
Series A, Zero Coupon, 1/1/2010 (b)	8,000,000	6,020,720
Colorado, Senior Care Revenue, Health Facilities Authority:
6.75%, 12/1/2015	1,750,000	1,846,460
6.75%, 12/1/2025	4,150,000	4,301,849
Colorado, Transportation/Tolls Revenue:
Series A, 5.5%, 6/15/2014 (b)	6,000,000	6,599,340
Series A, 5.75%, 9/1/2014 (b)	14,700,000	16,862,076
6.0%, 6/15/2010 (b)	8,680,000	9,987,295
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2014 (b)	11,295,000	6,526,929
Series B, Zero Coupon, 9/1/2015 (b)	21,500,000	11,667,405
Series B, Zero Coupon, 9/1/2017 (b)	8,000,000	3,810,560
Series B, Zero Coupon, 9/1/2018 (b)	20,560,000	9,185,180
Series B, Zero Coupon, 9/1/2019 (b)	36,500,000	15,292,405
Series B, Zero Coupon, 9/1/2020 (b)	7,000,000	2,736,650
Series B, Zero Coupon, 9/1/2024 (b)	10,000,000	3,007,200
Series B, Zero Coupon, 9/1/2024 (b)	20,000,000	6,001,800
Series B, Zero Coupon, 9/1/2025 (b)	20,000,000	5,666,200
Series B, Zero Coupon, 9/1/2034	15,200,000	1,479,568
Colorado, Transportation/Tolls Revenue, Public Highway Authority, Zero Coupon, 9/1/2016 (b)	5,000,000	2,541,600
Denver, CO, Airport Revenue:
AMT, Series A, 7.4%, 11/15/2005	1,250,000	1,354,563
AMT, Series A, 7.5%, 11/15/2006	1,000,000	1,085,520
AMT, Series A, 7.5%, 11/15/2023	5,945,000	6,498,123
Series A, Prerefunded, 7.5%, 11/15/2023	1,240,000	1,394,306
Denver, CO, Airport Revenue, Rites-PA 762, AMT, Inverse Floater, 10.49%, 11/15/2013* (b)	5,000,000	6,089,450
Denver, CO, Sales & Special Tax Revenue, Urban Renewal Tax Increment Revenue, AMT, 7.5%, 9/1/2004	345,000	346,145
Denver, CO, School District GO:
Series A, 6.5%, 6/1/2010	3,225,000	3,804,436
Series A, 6.5%, 12/1/2010	3,000,000	3,572,160
Douglas County, CO, School District GO:
Series A, 6.5%, 12/15/2016 (b)	715,000	783,340
7.0%, 12/15/2013 (b)	10,000,000	12,549,800
Mesa County, CO, Residual Revenue, EMT, Zero Coupon, 12/1/2011	11,435,000	7,795,468
		174,881,177
Connecticut 1.2%
Bridgeport, CT, Core City GO, Series A, 6.0%, 7/15/2014 (b)	5,535,000	6,462,113
Connecticut, Sales & Special Tax Revenue:
Series II, Inverse Floater, 9.36%, 10/1/2014*	8,390,000	9,994,588
Series II, Inverse Floater, 9.36%, 10/1/2015*	2,000,000	2,348,440
Series II, Inverse Floater, 9.36%, 10/1/2016*	1,050,000	1,216,824
Series II, Inverse Floater, 9.36%, 10/1/2017*	830,000	951,761
Connecticut, State GO:
5.5%, 12/15/2015	5,000,000	5,650,300
Series A, 5.375%, 4/15/2016	2,805,000	3,038,937
Series A, 5.375%, 4/15/2017	4,870,000	5,244,941
Series A, 5.375%, 4/15/2018	4,000,000	4,279,360
Series A, 5.375%, 4/15/2019	10,075,000	10,699,247
Series B, 5.5%, 6/15/2018	1,000,000	1,084,550
Series C, 5.5%, 12/15/2014	5,000,000	5,652,400
Series E, 6.0%, 3/15/2012	170,000	198,536
Greenwich, CT, Multi Family Housing Revenue, 6.35%, 9/1/2027	2,640,000	2,626,615
		59,448,612
District of Columbia 1.5%
District of Columbia, Series A1, Prerefunded, 6.5%, 6/1/2010 (b)	1,095,000	1,302,623
District of Columbia, Core City GO:
Series B2, 5.5%, 6/1/2008 (b)	3,225,000	3,589,135
Series B3, 5.5%, 6/1/2009 (b)	2,840,000	3,162,681
Series B3, 5.5%, 6/1/2012 (b)	1,050,000	1,172,210
Series A1, 6.5%, 6/1/2010 (b)	1,175,000	1,378,557
Certificate of Participation, 7.3%, 1/1/2013	1,000,000	1,022,080
District of Columbia, Core City GO, Series B, Zero Coupon, 6/1/2003 (b)	2,000,000	1,985,340
District of Columbia, Core City GO, Inverse Floater, 9.51%, 12/7/2008*	20,620,000	24,887,515
District of Columbia, Core City GO, Inverse Floater, Rites-PA 568, 9.54%, 6/1/2007*	12,500,000	15,230,375
District of Columbia, County (GO) Lease, Certificate of Participation, 6.875%, 1/1/2003	490,000	491,524
District of Columbia, State GO, 6.125%, 6/1/2003 (b)	1,095,000	1,117,185
District of Columbia, Water & Sewer Revenue, Public Utility Revenue:
5.5%, 10/1/2023 (b)	5,000,000	5,358,050
Series 14, Inverse Floater, 10.49%, 10/1/2012*	1,970,000	2,583,951
Series 15, Inverse Floater, 10.49%, 10/1/2013*	3,565,000	4,687,832
Series 16, Inverse Floater, 10.49%, 10/1/2014*	2,750,000	3,608,028
Series 13, Inverse Floater, 10.49%, 10/1/2016*	1,210,000	1,591,731
		73,168,817
Florida 2.4%
Florida, Industrial Development Revenue, Capital Travel Agency, Series A, 10.0%, 10/1/2033	13,250,000	13,510,760
Florida, State GO, Board of Public Education, Series D, 5.375%, 6/1/2016	5,765,000	6,242,054
Highlands County, Hospital & Healthcare Revenue, Health Facilities Authority, Adventist Hospital: Series A, 6.0%, 11/15/2031	7,000,000	7,252,980
5.25%, 11/15/2028	5,300,000	5,071,994
Jacksonville, FL, Health Facilities Authority:
Prerefunded, 11.5%, 10/1/2012	85,000	136,833
Prerefunded, 11.5%, 10/1/2012	15,000	19,868
Prerefunded, 11.5%, 10/1/2012	35,000	41,083
Prerefunded, 11.5%, 10/1/2012	40,000	50,205
Prerefunded, 11.5%, 10/1/2012	10,000	10,833
Jacksonville, FL, Sales & Special Tax Revenue, Local Government:
5.5%, 10/1/2014 (b)	3,000,000	3,305,100
5.5%, 10/1/2014 (b)	4,025,000	4,510,938
5.5%, 10/1/2015 (b)	4,730,000	5,297,647
5.5%, 10/1/2016 (b)	6,760,000	7,542,808
5.5%, 10/1/2018 (b)	5,470,000	6,054,962
Lee County, FL, Airport Revenue:
AMT, Series 14, Inverse Floater, 10.47%, 10/1/2013*	3,960,000	4,884,502
Series 14, Inverse Floater, 10.72%, 10/1/2015*	1,500,000	1,861,950
Series 14, Inverse Floater, 10.47%, 10/1/2020*	1,410,000	1,635,671
Miami-Dade County, FL, Sales & Special Tax Revenue:
Series A, Zero Coupon, 10/1/2014 (b)	2,195,000	1,242,480
Series A, Zero Coupon, 10/1/2022 (b)	7,000,000	2,310,980
Orange County, Health Facilities Authority Orlando Regional Facilities, Series A, ETM, 6.25%, 10/1/2016 (b)	710,000	853,640
Orange County, Hospital & Healthcare Revenue, Health Facilities Authority, Orlando Regional Healthcare: Series A, 6.25%, 10/1/2016 (b)	290,000	345,315
Series C, 6.25%, 10/1/2021 (b)	6,000,000	7,025,160
Orlando, FL, Electric Revenue, Community Utilities, 6.75%, 10/1/2017	3,500,000	4,286,345
Palm Beach County, Airport Revenue:
5.75%, 10/1/2012 (b)	5,000,000	5,742,950
5.75%, 10/1/2013 (b)	5,000,000	5,727,600
Palm Beach County, FL, Resource Recovery Revenue, Solid Waste Authority, Series A, Zero Coupon, 10/1/2013 (b)	20,000,000	12,301,000
Sunrise, FL, Water & Sewer Revenue, Utility Systems, 5.5%, 10/1/2018 (b)	10,000,000	11,057,400
		118,323,058
Georgia 1.8%
Atlanta, GA, Airport Revenue, AMT:
Series B, 5.75%, 1/1/2010	4,240,000	4,659,590
Series B, 5.75%, 1/1/2011 (b)	1,590,000	1,741,797
Series C, 6.0%, 1/1/2011 (b)	7,375,000	8,190,749
Series C, 6.125%, 1/1/2012 (b)	7,735,000	8,649,122
Atlanta, GA, Water & Sewer Revenue, Series A, 5.5%, 11/1/2019 (b)	13,000,000	14,340,560
Cobb County, GA, Hospital & Healthcare Revenue, Series A, 5.625%, 4/1/2011 (b)	2,305,000	2,582,983
Fulton County, GA, Single Family Housing Revenue:
AMT, Series A, 6.55%, 3/1/2018	130,000	134,109
AMT, Series A, 6.6%, 3/1/2028	1,960,000	2,004,825
Georgia, Electric Revenue, Municipal Electric Authority Power Revenue:
Series Y, 6.4%, 1/1/2013 (b)	3,305,000	3,906,180
Series Y, Prerefunded, ETM, 6.4%, 1/1/2013 (b)	195,000	230,558
Series V, 6.5%, 1/1/2012 (b)	5,000,000	5,810,300
Series X, 6.5%, 1/1/2012 (b)	3,500,000	4,050,410
Series W, 6.6%, 1/1/2018 (b)	11,270,000	13,745,230
Georgia, Electric Revenue, Rites-PA 786, Inverse Floater, 11.29%, 1/1/2016*	4,600,000	6,377,716
Georgia, State GO, Series C, 5.5%, 9/1/2014	5,485,000	6,170,680
Georgia, Water & Sewer Revenue, Municipal Electric Authority Power Revenue, Series W, 6.6%, 1/1/2018 (b)	200,000	245,658
Macon-Bibb County, GA, Hospital & Healthcare Revenue, Series C, 5.25%, 8/1/2011 (b)	3,000,000	3,291,930
		86,132,397
Hawaii 0.2%
Hawaii, Airport Revenue, AMT, Series B, 6.5%, 7/1/2013 (b)	6,680,000	7,748,733
Hawaii, State GO, Series CU, 5.875%, 10/1/2014 (b)	1,500,000	1,732,845
		9,481,578
Illinois 12.5%
Chicago, IL, Airport Revenue, O'Hare International Airport, United Airlines, Inc. Project, Series A, 5.35%, 9/1/2016	4,250,000	807,500
Chicago, IL, Core City GO:
Series B, 5.0%, 1/1/2010 (b)	5,200,000	5,589,428
Series B, 5.0%, 1/1/2011 (b)	1,620,000	1,735,004
Series B, 5.125%, 1/1/2015 (b)	9,550,000	10,263,003
Series A, 5.375%, 1/1/2013 (b)	15,410,000	16,903,383
Series A, Zero Coupon, 1/1/2013 (b)	6,250,000	3,957,938
6.25%, 1/1/2011 (b)	3,000,000	3,470,280
Zero Coupon, 1/1/2017 (b)	20,000,000	9,824,000
Chicago, IL, Central Station Project, Series A, Prerefunded, 8.9%, 1/1/2011	1,250,000	1,283,400
Chicago, IL, Emergency Telephone Systems, ETM, 5.6%, 1/1/2009 (b)	7,200,000	8,104,392
Chicago, IL, Public Housing Revenue:
Series A, ETM, Zero Coupon, 1/1/2006 (b)	2,430,000	2,240,897
Series A, ETM, Zero Coupon, 1/1/2008 (b)	4,000,000	3,344,200
Chicago, IL, Sales & Special Tax Revenue, 5.375%, 1/1/2014 (b)	5,000,000	5,472,250
Chicago, IL, School District (GO) Lease, Board of Education:
Series A, 6.0%, 1/1/2016 (b)	11,025,000	12,723,842
Series A, 6.0%, 1/1/2020 (b)	45,775,000	52,563,890
Series A, 6.25%, 1/1/2009 (b)	6,735,000	7,740,536
Series A, 6.25%, 1/1/2011 (b)	10,000,000	11,567,600
Series A, 6.25%, 1/1/2015 (b)	28,725,000	33,827,422
Chicago, IL, School District (GO) Lease, Public Housing Revenue:
Series A, 5.25%, 12/1/2008 (b)	2,655,000	2,936,642
Series A, 5.25%, 12/1/2011 (b)	9,705,000	10,641,727
Chicago, IL, School District (REV) Lease, Board of Education:
Series A, 6.25%, 1/1/2010 (b)	11,550,000	13,297,515
6.25%, 12/1/2011 (b)	1,600,000	1,874,608
Chicago, IL, School District (REV) Lease, Public Housing Revenue, Series A, 5.25%, 12/1/2009 (b)	10,420,000	11,516,913
Chicago, IL, School District GO, Board of Education, 6.0%, 12/1/2016 (b)	5,000,000	5,603,400
Chicago, IL, School District GO, Board of Education:
Series B, Zero Coupon, 12/1/2009 (b)	7,615,000	5,833,699
Series A, Zero Coupon, 12/1/2012 (b)	3,500,000	2,253,300
Series A, Zero Coupon, 12/1/2014 (b)	2,000,000	1,139,660
Chicago, IL, Water & Sewer Revenue, 5.375%, 1/1/2013 (b)	3,215,000	3,529,877
Chicago, IL, Water & Sewer Revenue:
Zero Coupon, 11/1/2012 (b)	6,350,000	4,103,180
Zero Coupon, 11/1/2018 (b)	5,165,000	2,283,653
Cook & Dupage Counties, IL, School District GO:
Zero Coupon, 12/1/2007	2,550,000	2,174,589
Zero Coupon, 12/1/2008	2,625,000	2,121,210
Zero Coupon, 12/1/2009	2,860,000	2,190,989
Cook County, County GO, Rites-PA 591, Inverse Floater, 11.55%, 11/15/2013*	10,610,000	14,976,015
Cook County, IL, ETM, Zero Coupon, 11/1/2004 (b)	3,205,000	3,087,825
Cook County, IL, County GO, 6.5%, 11/15/2014 (b)	18,560,000	22,375,750
Decatur, IL, Other GO:
Zero Coupon, 10/1/2003 (b)	1,455,000	1,436,638
Zero Coupon, 10/1/2004 (b)	1,415,000	1,365,022
Hoffman Estates, IL, Sales & Special Tax Revenue, Tax Increment Revenue: Zero Coupon, 5/15/2007	15,460,000	12,519,663
Zero Coupon, 5/15/2006	4,500,000	3,851,910
Illinois, Airport Revenue, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 6/15/2011	895,000	621,184
Illinois, Educational Facilities Authority:
Series A, ETM, Zero Coupon, 7/1/2004 (b)	2,860,000	2,774,028
Series A, ETM, Zero Coupon, 7/1/2005 (b)	7,100,000	6,683,301
Illinois, Health Facilities Authority, ETM, 7.0%, 2/15/2009	4,695,000	5,345,680
Illinois, Higher Education Revenue, University Retirement System:
Zero Coupon, 10/1/2003 (b)	2,750,000	2,716,093
Zero Coupon, 10/1/2005 (b)	7,000,000	6,540,660
Illinois, Higher Education Revenue:
Zero Coupon, 4/1/2005 (b)	3,830,000	3,623,831
Zero Coupon, 4/1/2015 (b)	3,300,000	1,824,702
Illinois, Hospital & Healthcare Revenue, Adventist Health System, 5.5%, 11/15/2020	10,000,000	9,796,500
Illinois, Hospital & Healthcare Revenue, Development Finance Authority, Adventist Health System, 5.25%, 11/15/2029	5,475,000	5,205,794
Illinois, Hospital & Healthcare Revenue, Health Facilities Authority:
5.2%, 9/1/2012	1,000,000	1,011,490
6.0%, 8/15/2006 (b)	1,380,000	1,535,485
6.0%, 8/15/2007 (b)	1,460,000	1,638,602
6.0%, 8/15/2008 (b)	1,550,000	1,749,005
6.0%, 8/15/2009 (b)	1,640,000	1,856,628
6.25%, 8/15/2013 (b)	3,400,000	3,984,800
Series A, 6.25%, 1/1/2015 (b)	17,000,000	19,949,670
6.4%, 6/1/2008 (b)	1,350,000	1,544,211
Illinois, Metropolitan Pier and Exposition Authority, Series A, ETM, Zero Coupon, 6/15/2011	2,900,000	2,016,167
Illinois, Pollution Control Revenue, Commonwealth Edison Co. Project, Series D, 6.75%, 3/1/2015 (b)	16,780,000	18,652,984
Illinois, Pollution Control Revenue, Development Finance Authority Pollution Control, 5.85%, 1/15/2014 (b)	5,000,000	5,656,250
Illinois, Project Revenue, Metropolitan Pier and Exposition Authority: 5.25%, 6/15/2042	5,000,000	5,073,900
Zero Coupon, 6/15/2016 (b)	10,000,000	5,129,500
Illinois, Project Revenue, Zero Coupon, 1/1/2014	17,975,000	10,692,069
Illinois, Sales & Special Tax Revenue:
6.0%, 6/15/2010	3,500,000	4,017,195
6.125%, 6/15/2012	2,000,000	2,333,160
6.25%, 12/15/2011 (b)	3,000,000	3,524,160
6.25%, 12/15/2020 (b)	6,975,000	8,210,761
Series A, 6.5%, 12/15/2007 (b)	4,765,000	5,561,374
Series A, 6.5%, 12/15/2008 (b)	5,255,000	6,181,509
Series P, 6.5%, 6/15/2013	2,100,000	2,472,897
Illinois, Sales & Special Tax Revenue, Development Finance Authority, 7.5%, 11/15/2013	3,750,000	4,153,088
Illinois, Sales & Special Tax Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2013 (b)	7,565,000	4,696,730
Illinois, Special Assessment Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, Series A, 12/15/2018 (b)	6,660,000	2,927,137
Illinois, State GO, 5.5%, 5/1/2016	2,500,000	2,775,075
Illinois, Transportation/Tolls Revenue, Inverse Floater, Rites PA 584, Regional Transportation Authority, 11.95%, 11/1/2021*	12,900,000	18,893,856
Illinois, Water & Sewer Revenue, Northwest Suburban Municipal Joint Action Water Agency, 6.45%, 5/1/2007 (b)	2,575,000	2,947,731
Joliet, IL, Higher Education Revenue, College Assistance Corp., North Campus Extension Center Project, 6.7%, 9/1/2012 (b)	2,500,000	2,972,000
Kane Cook & Du Page County, IL, School District GO:
Series B, Zero Coupon, 1/1/2011 (b)	1,040,000	736,018
Series B, Zero Coupon, 1/1/2012 (b)	1,300,000	871,403
Series B, Zero Coupon, 1/1/2013 (b)	4,595,000	2,909,876
Kane County, IL, School District GO, Aurora West Side, Series A, 6.5%, 2/1/2010 (b)	1,775,000	2,073,644
Kendall Kane and Will Counties, IL, School District GO:
Zero Coupon, 3/1/2005 (b)	1,540,000	1,460,752
Zero Coupon, 3/1/2006 (b)	1,595,000	1,459,632
Lake Cook Kane and McHenry Counties, IL, School District GO, 6.3%, 12/1/2017	1,885,000	2,253,442
Lake County, Higher Education Revenue, District No. 117:
Series B, Zero Coupon, 12/1/2013 (b)	5,880,000	3,572,218
Series B, Zero Coupon, 12/1/2014 (b)	5,985,000	3,410,433
Macon County & Decatur, IL, County (GO) Lease, 6.5%, 1/1/2006 (b)	1,500,000	1,677,015
Northern, IL, Higher Education Revenue, University, Auxiliary Facilities System:
Zero Coupon, 4/1/2005 (b)	1,865,000	1,764,197
Zero Coupon, 10/1/2005 (b)	1,865,000	1,742,134
Zero Coupon, 4/1/2006 (b)	1,865,000	1,701,328
Zero Coupon, 10/1/2006 (b)	1,865,000	1,674,285
Zero Coupon, 4/1/2007 (b)	1,865,000	1,627,791
Zero Coupon, 10/1/2007 (b)	1,865,000	1,599,424
Oak Lawn, IL, Water & Sewer Revenue:
Zero Coupon, 10/1/2003 (b)	1,295,000	1,275,523
Zero Coupon, 10/1/2004 (b)	1,295,000	1,245,738
Zero Coupon, 10/1/2005 (b)	1,295,000	1,205,114
Zero Coupon, 10/1/2006 (b)	1,295,000	1,156,293
Rosemont, IL, Other GO, Tax Increment:
Zero Coupon, 12/1/2004 (b)	6,000,000	5,765,220
Zero Coupon, 12/1/2005 (b)	7,060,000	6,569,965
Zero Coupon, 12/1/2005 (b)	4,455,000	4,145,778
Zero Coupon, 12/1/2007 (b)	2,655,000	2,265,246
Skokie, IL, Other GO, Park District, Series B, Zero Coupon, 12/1/2011 (b)	3,000,000	2,043,360
St. Charles, IL, Multi Family Housing Revenue, Wessel Court Project, AMT, 7.6%, 4/1/2024	3,525,000	3,538,642
University Park, IL, Sales & Special Tax Revenue, Governors Gateway Industrial Park, 8.5%, 12/1/2011	2,145,000	2,254,931
Will County, IL, Community Unit School District No. 201-U, ETM, Zero Coupon, 12/15/2006 (b)	3,725,000	3,329,442
Will County, IL, County GO:
Series B, Zero Coupon, 12/1/2011 (b)	4,145,000	2,820,755
Series B, Zero Coupon, 12/1/2012 (b)	2,480,000	1,596,624
Series B, Zero Coupon, 12/1/2013 (b)	12,030,000	7,308,466
Series B, Zero Coupon, 12/1/2014 (b)	10,255,000	5,843,607
Will County, IL, School District GO, Community Unit School District No. 365-U, Zero Coupon, Series B, 11/1/2015	8,000,000	4,295,920
Winnebago County, IL, School District GO, District No.122 Harlem-Loves:
6.55%, 6/1/2009 (b)	1,675,000	1,966,098
6.55%, 6/1/2010 (b)	1,825,000	2,148,883
		611,131,154
Indiana 1.6%
Indiana, Electric Revenue, Municipal Power Agency:
Series B, 5.5%, 1/1/2016 (b)	10,160,000	11,246,612
Series B, 6.0%, 1/1/2012 (b)	1,750,000	2,016,595
Indiana, Health Facilities Financing Authority:
ETM, 6.0%, 7/1/2010 (b)	1,035,000	1,193,810
ETM, 6.0%, 7/1/2011 (b)	1,100,000	1,272,832
Indiana, Higher Education Revenue:
Series H, Zero Coupon, 8/1/2006 (b)	8,500,000	7,674,055
Series H, Zero Coupon, 8/1/2008 (b)	10,000,000	8,186,000
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	2,100,000	1,766,604
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority:
Series D, 5.75%, 11/15/2012	4,660,000	5,020,078
ETM, 6.0%, 7/1/2003 (b)	430,000	441,128
ETM, 6.0%, 7/1/2004 (b)	455,000	484,088
Prerefunded, 6.0%, 7/1/2004 (b)	850,000	905,862
ETM, 6.0%, 7/1/2005 (b)	485,000	529,135
Prerefunded, 6.0%, 7/1/2005 (b)	1,535,000	1,684,033
Prerefunded, 6.0%, 7/1/2006 (b)	1,630,000	1,823,726
ETM, 6.0%, 7/1/2006 (b)	515,000	571,346
ETM, 6.0%, 7/1/2007 (b)	1,725,000	1,958,324
ETM, 6.0%, 7/1/2007 (b)	545,000	610,493
ETM, 6.0%, 7/1/2008 (b)	945,000	1,081,222
ETM, 6.0%, 7/1/2008 (b)	300,000	338,085
ETM, 6.0%, 7/1/2009 (b)	980,000	1,128,931
ETM, 6.0%, 7/1/2009 (b)	310,000	350,567
ETM, 6.0%, 7/1/2010 (b)	325,000	365,814
ETM, 6.0%, 7/1/2011 (b)	345,000	393,783
ETM, 6.0%, 7/1/2012 (b)	370,000	418,829
ETM, 6.0%, 7/1/2012 (b)	1,165,000	1,354,557
ETM, 6.0%, 7/1/2013 (b)	390,000	448,594
ETM, 6.0%, 7/1/2013 (b)	1,230,000	1,430,785
ETM, 6.0%, 7/1/2014 (b)	410,000	471,656
ETM, 6.0%, 7/1/2014 (b)	1,310,000	1,521,290
ETM, 6.0%, 7/1/2015 (b)	440,000	507,241
ETM, 6.0%, 7/1/2015 (b)	1,385,000	1,606,863
ETM, 6.0%, 7/1/2016 (b)	465,000	535,057
ETM, 6.0%, 7/1/2016 (b)	1,470,000	1,704,494
ETM, 6.0%, 7/1/2017 (b)	490,000	563,711
ETM, 6.0%, 7/1/2017 (b)	1,560,000	1,803,703
ETM, 6.0%, 7/1/2018 (b)	520,000	596,268
ETM, 6.0%, 7/1/2018 (b)	1,655,000	1,909,721
Indiana, Transportation/Tolls Revenue, Series A, 7.25%, 6/1/2015	3,120,000	3,947,486
Indiana, Transportation/Tolls Revenue, Transportation Authority:
Series A, 5.75%, 6/1/2012 (b)	4,550,000	5,184,134
Series A, ETM, 7.25%, 6/1/2015	880,000	1,082,462
Indiana, Transportation/Tolls Revenue, Transportation Finance Authority, Series A, 5.75%, 6/1/2012 (b)	450,000	517,716
Merrillville, IN, School District (REV) Lease, Multiple School Building Corp., First Mortgage, Zero Coupon, 1/15/2011 (b)	4,000,000	2,835,160
		79,482,850
Iowa 0.6%
Iowa, Project Revenue:
5.5%, 2/15/2015 (b)	10,530,000	11,746,531
5.5%, 2/15/2016 (b)	6,645,000	7,388,576
5.5%, 2/15/2020 (b)	8,000,000	8,734,080
		27,869,187
Kansas 0.9%
Johnson County, School District GO, Series B, 5.5%, 9/1/2015 (b)	1,860,000	2,086,009
Kansas, Pollution Control Revenue, Development Financing Authority:
Series II, 5.5%, 5/1/2014	2,000,000	2,229,100
Series II, 5.5%, 11/1/2015	1,000,000	1,118,510
Series II, 5.5%, 11/1/2017	1,000,000	1,111,830
Kansas, Transportation/Tolls Revenue, Development Financing Authority, Series A, 5.75%, 9/1/2013	8,235,000	9,149,579
Kansas City, KS, Utility Systems Revenue:
ETM, Zero Coupon, 9/1/2004 (b)	3,575,000	3,457,418
ETM, Zero Coupon, 9/1/2005 (b)	5,300,000	4,974,421
ETM, Zero Coupon, 9/1/2006 (b)	1,875,000	1,692,206
Kansas City, KS, Electric Revenue, Utility Systems Revenue:
Zero Coupon, 9/1/2004 (b)	2,640,000	2,553,698
Zero Coupon, 9/1/2006 (b)	1,375,000	1,241,089
Overland Park, KS, Industrial Development Revenue, Development Corp., Series A, 7.375%, 1/1/2032	12,000,000	12,218,760
Saline County, School District GO, 5.5%, 9/1/2017	3,240,000	3,485,462
		45,318,082
Kentucky 2.0%
Kentucky, Hospital & Healthcare Revenue, Economic Development Finance Authority:
Series C, Zero Coupon, 10/1/2011 (b)	10,295,000	9,722,907
Series C, Zero Coupon, 10/1/2012 (b)	13,670,000	12,902,156
Series C, Zero Coupon, 10/1/2013 (b)	8,245,000	7,792,762
Series C, Zero Coupon, 10/1/2014 (b)	5,130,000	4,912,283
Series C, Zero Coupon, 10/1/2015 (b)	5,235,000	5,000,367
Series C, Zero Coupon, 10/1/2016 (b)	6,500,000	6,170,645
Kentucky, Project Revenue:
5.5%, 8/1/2017 (b)	6,770,000	7,548,889
5.5%, 8/1/2018 (b)	5,000,000	5,548,650
5.5%, 8/1/2019 (b)	6,870,000	7,571,221
5.5%, 8/1/2020 (b)	4,320,000	4,739,688
Kentucky, Public Housing Revenue, Property and Buildings Project No. 69, Series A, 5.375%, 8/1/2016	5,000,000	5,335,000
Kentucky, State (REV) Lease, Property and Buildings Project No. 68, 5.75%, 10/1/2015	5,375,000	5,901,750
Kentucky, State Agency (REV) Lease, Property and Buildings Project No. 71:
5.5%, 8/1/2013	2,500,000	2,801,075
5.5%, 8/1/2014	4,250,000	4,744,998
5.5%, 8/1/2015	4,000,000	4,467,000
		95,159,391
Louisiana 0.6%
Jefferson, LA, Sales & Special Tax Revenue:
5.75%, 12/1/2015 (b)	2,335,000	2,617,045
5.75%, 12/1/2016 (b)	2,465,000	2,747,859
5.75%, 12/1/2017 (b)	2,610,000	2,893,811
5.75%, 12/1/2018 (b)	2,760,000	3,046,019
Louisiana, Airport Revenue, Offshore Terminal Port Authority, 1.25%, 9/1/2008** (d)	375,000	375,000
Louisiana, Public Facilities Authority, Centenary College Louisiana Project:
Prerefunded, 5.75%, 2/1/2012	1,000,000	1,130,890
Prerefunded, 5.9%, 2/1/2017	1,000,000	1,138,000
New Orleans, LA, Other GO:
Zero Coupon, 9/1/2005 (b)	2,500,000	2,341,375
Zero Coupon, 9/1/2007 (b)	10,000,000	8,608,000
Orleans, LA, Sales & Special Tax Revenue, Levee, District Improvement Project, 5.95%, 11/1/2014	1,540,000	1,719,826
		26,617,825
Maine 0.1%
Maine, Hospital & Healthcare Revenue, Health and Educational Facilities Authority, Series B, Prerefunded, 7.1%, 7/1/2014	55,000	60,720
Maine, Transportation/Tolls Revenue, Turnpike Authority, 5.625%, 7/1/2017 (b)	4,350,000	4,714,400
		4,775,120
Maryland 1.2%
Baltimore, MD, Sales & Special Tax Revenue, Series A, 5.9%, 7/1/2012 (b)	3,100,000	3,582,515
Maryland, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, 5.75%, 7/1/2013	6,785,000	6,838,059
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical System, 6.75%, 7/1/2030	4,000,000	4,316,280
Maryland, Project Revenue, Economic Development Corp., Chesapeake Bay, Series B, 7.75%, 12/1/2031	37,000,000	33,678,880
Northeast, MD, Resource Recovery Revenue, Waste Disposal Authority:
7.2%, 1/1/2006 (b)	4,940,000	5,325,419
7.2%, 1/1/2007 (b)	3,390,000	3,654,488
		57,395,641
Massachusetts 4.9%
Massachusetts, Port Authority Revenue, ETM, 13.0%, 7/1/2013	1,500,000	2,309,955
Massachusetts, Higher Education Revenue, Building Authority Project:
Series 2, 5.5%, 11/1/2017 (b)	1,105,000	1,182,085
Series 2, 5.5%, 11/1/2018 (b)	1,400,000	1,488,060
Massachusetts, Higher Education Revenue, College Building Authority Project, Series A, 7.5%, 5/1/2014	5,500,000	7,089,500
Massachusetts, State GO, College Building Authority Project, Series A, 7.5%, 5/1/2010	4,110,000	5,086,207
Massachusetts, State GO, Transportation Authority, Series A, 5.875%, 3/1/2015	10,075,000	11,552,902
Massachusetts, Transportation/Tolls Revenue, Turnpike Authority:
Series C, Zero Coupon, 1/1/2018 (b)	10,000,000	4,746,500
Series C, Zero Coupon, 1/1/2019 (b)	5,500,000	2,453,825
Series C, Zero Coupon, 1/1/2020 (b)	7,000,000	2,926,000
Massachusetts, Water & Sewer Revenue, Water Resource Authority, Series C, 6.0%, 12/1/2011	10,000,000	11,569,600
Massachusetts, Airport Revenue, AMT, Port Authority, Delta Air Lines, Inc. Project, Series A, 5.5%, 1/1/2017	4,000,000	4,128,240
Massachusetts, Airport Revenue, Port Authority, Series B, 5.5%, 7/1/2012	3,025,000	3,242,407
Massachusetts, Higher Education Revenue, 5.5%, 7/1/2022	9,000,000	9,763,830
Massachusetts, Higher Education Revenue, Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series I-1, 5.2%, 1/1/2028	10,500,000	10,936,065
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Series C, 1.25%, 7/1/2010**	3,600,000	3,600,000
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General Hospital, Series F, 6.25%, 7/1/2012 (b)	1,000,000	1,165,210
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	5,000,000	4,867,150
Massachusetts, Port Authority Revenue, AMT, Port Authority, Delta Air Lines, Inc. Project, Series A, 5.5%, 1/1/2018	5,000,000	5,123,650
Massachusetts, Project Revenue, 9.2%, 12/15/2031	17,000,000	18,379,380
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Series B, 9.15%, 12/15/2023	3,000,000	3,244,020
Massachusetts, Resource Recovery Revenue, Development Finance Agency, Resource Recovery, Inverse Floater, Series 563, 9.42%, 1/1/2016* (b)	3,375,000	3,887,426
Massachusetts, Sales & Special Tax Revenue, Federal Highway, Series A, Zero Coupon, 12/15/2014	27,680,000	15,781,198
Massachusetts, State GO, Consolidated Loan:
Series D, 5.5%, 11/1/2018 (b)	4,000,000	4,429,400
Series D, 5.5%, 11/1/2019 (b)	7,500,000	8,245,500
Series D, 5.5%, 11/1/2020 (b)	2,000,000	2,193,560
Massachusetts, State GO, Rites-PA 793, Inverse Floater, 10.173%, 10/1/2008*	6,095,000	7,875,045
Massachusetts, State GO, Transportation Authority, Series B, 6.2%, 3/1/2016	17,450,000	20,533,590
Massachusetts, Water & Sewer Revenue, Water Authority:
Series J, 5.5%, 8/1/2020 (c)	34,315,000	37,518,305
Series J, 5.5%, 8/1/2021 (c)	5,685,000	6,182,722
Massachusetts, Water & Sewer Revenue, Water Resource Authority:
Series A, 6.5%, 7/15/2009	2,625,000	3,089,310
Series A, 6.5%, 7/15/2019	13,710,000	16,543,446
		241,134,088
Michigan 2.3%
Detroit, MI, Core City GO:
Series B, 6.0%, 4/1/2016 (b)	2,865,000	3,207,769
Series B, 6.25%, 4/1/2010	3,410,000	3,583,058
Detroit, MI, School District GO:
Series C, 5.25%, 5/1/2014 (b)	1,000,000	1,092,080
Series A, 5.5%, 5/1/2015	6,675,000	7,292,638
Series A, 5.5%, 5/1/2017	3,295,000	3,552,208
Detroit, MI, State GO:
Series A-1, 5.375%, 4/1/2016 (b)	2,760,000	2,945,748
Series A1, 5.375%, 4/1/2018 (b)	3,000,000	3,161,520
Detroit, MI, Water & Sewer Revenue, Series A, Zero Coupon, 7/1/2015 (b)	8,710,000	4,787,974
Grand Rapids, MI, Water & Sewer Revenue, Water Supply, 5.75%, 1/1/2016 (b)	2,955,000	3,233,391
Michigan, Electric Revenue, Series A, 5.25%, 1/1/2018 (c)	11,000,000	11,827,310
Michigan, Hospital & Healthcare Revenue, Finance Authority:
Series A, 6.0%, 11/15/2013 (b)	10,000,000	10,958,000
Series A, 6.25%, 11/15/2014 (b)	10,000,000	11,175,800
Michigan, Hospital & Healthcare Revenue, Hospital Finance Authority, Gratiot Community Hospital, 6.1%, 10/1/2007	1,930,000	2,002,221
Michigan, Sales & Special Tax Revenue, State Trunk Line: Series A, 5.5%, 11/1/2014	4,055,000	4,432,723
Series A, 5.5%, 11/1/2016	9,545,000	10,316,236
Series A, 5.5%, 11/1/2017	7,000,000	7,790,930
Michigan, Sports, Expo & Entertainment Revenue, 1.25%, 6/1/2031**	500,000	500,000
Michigan, State Agency (GO) Lease, Building Authority, Inverse Floater, Series B, 9.57%, 4/15/2009*	2,500,000	2,940,575
Michigan, State Agency (GO) Lease, Rites-PA 889R, Inverse Floater, Series A, 9.57%, 4/15/2009*	4,155,000	4,925,753
Michigan, State GO:
5.5%, 12/1/2014	5,000,000	5,635,700
5.5%, 12/1/2015	5,875,000	6,624,885
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.6%, 2/15/2013	2,430,000	2,634,825
		114,621,344
Minnesota 0.3%
New Hope, MN, Hospital & Healthcare Revenue, Masonic Home North Ridge:
5.875%, 3/1/2029	2,700,000	2,491,992
5.9%, 3/1/2019	1,335,000	1,269,291
University of Minnesota, Higher Education Revenue:
Series A, 5.75%, 7/1/2017	3,240,000	3,697,715
Series A, 5.75%, 7/1/2018	6,760,000	7,686,864
		15,145,862
Mississippi 0.4%
Jones County, MS, Hospital & Healthcare Revenue, South Central Regional Medical Center, 5.5%, 12/1/2017	1,375,000	1,323,108
Mississippi, State GO:
5.5%, 12/1/2014	10,655,000	11,977,392
5.5%, 12/1/2015	6,000,000	6,740,220
		20,040,720
Missouri 2.1%
Missouri, Hospital & Healthcare Revenue:
Series AA, 6.35%, 6/1/2008 (b)	8,125,000	9,376,088
Series AA, 6.4%, 6/1/2009 (b)	8,640,000	10,081,066
Missouri, Hospital & Healthcare Revenue, Health and Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	11,400,000	12,761,958
Missouri, Senior Care Revenue, Health & Educational Facilities Authority, 5.75%, 2/1/2017	3,250,000	3,287,018
Missouri, Transportation/Tolls Revenue:
Series A, 5.625%, 2/1/2014	2,000,000	2,210,580
Series A, 5.625%, 2/1/2016	3,125,000	3,413,219
Missouri, Water & Sewer Revenue, Clearence Cannon Wholesale, 6.0%, 5/15/2020	10,000,000	10,079,300
Missouri, Water & Sewer Revenue, Environmental Improvement and Energy Resource Authority:
Series C, 5.375%, 7/1/2016	3,585,000	3,953,072
Series C, 5.375%, 7/1/2017	4,305,000	4,731,238
Series C, 5.375%, 7/1/2018	3,250,000	3,552,608
Series B, 5.5%, 7/1/2014	3,000,000	3,362,160
Series B, 5.5%, 7/1/2015	3,500,000	3,921,190
Series B, 5.5%, 7/1/2016	5,065,000	5,660,441
St. Louis, MO, Special Assessment Revenue, Scullin Redevelopment Area, Series A, 10.0%, 8/1/2010	6,300,000	7,627,284
St. Louis, MO, County GO, Industrial Development Authority, Convention Center Hotel, Zero Coupon, 7/15/2016 (b)	6,895,000	3,598,087
St. Louis, MO, Airport Revenue, Series A, 5.625%, 7/1/2017 (b)	6,000,000	6,505,080
St. Louis, MO, County (GO) Lease, Regional Convention & Sports Complex Authority, Series C, 7.9%, 8/15/2021	125,000	127,369
St. Louis, MO, Industrial Development Revenue, Convention Center AMT, Series A, 6.875%, 12/15/2020	2,500,000	2,457,600
St. Louis, MO, Industrial Development Revenue, St. Louis Convention, AMT, Series A, 7.25%, 12/15/2035	5,000,000	4,932,450
St. Louis, MO, State (GO) Lease, Industrial Development Authority, Convention Center Hotel, Zero Coupon, 7/15/2015 (b)	4,200,000	2,335,998
		103,973,806
Montana 0.1%
Montana, Higher Education Revenue, Series F, 6.0%, 5/15/2019 (b)	5,000,000	5,581,400
Nebraska 0.3%
Omaha, NE, Public Power District, Electric Revenue, Series B, ETM, 6.2%, 2/1/2017	4,700,000	5,519,915
Omaha, NE, Core City GO, Series A, 6.5%, 12/1/2018	1,000,000	1,223,200
Omaha, NE, School District GO:
Series A, 6.5%, 12/1/2015	1,480,000	1,805,926
Series A, 6.5%, 12/1/2016	1,000,000	1,220,780
Series A, 6.5%, 12/1/2017	4,000,000	4,898,120
Scotts Bluff County, Hospital & Healthcare Revenue, Medical Center, Prerefunded, 6.45%, 12/15/2004	630,000	644,024
Scotts Bluff County, Hospital & Healthcare Revenue, 6.45%, 12/15/2004	870,000	890,141
		16,202,106
Nevada 0.9%
Clark County, NV, School District GO:
Series B, Zero Coupon, 3/1/2005 (b)	8,070,000	7,656,413
Series B, Zero Coupon, 3/1/2009 (b)	4,350,000	3,433,107
Henderson, NV, Hospital & Healthcare Revenue, Catholic Healthcare West, 5.375%, 7/1/2026	15,000,000	13,140,300
Las Vegas, NV, Transportation/Tolls Revenue, Monorail Department Business and Industry: 7.375%, 1/1/2040	15,000,000	14,386,050
Zero Coupon, 1/1/2013 (b)	5,000,000	3,166,350
		41,782,220
New Hampshire 0.1%
New Hampshire, Senior Care Revenue, Havenwood Heritage Heights, 7.35%, 1/1/2018	2,500,000	2,536,700
New Hampshire, Senior Care Revenue, Higher Education Revenue, Havenwood Heritage Heights, 7.45%, 1/1/2025	4,000,000	4,045,000
		6,581,700
New Jersey 5.7%
Atlantic City, NJ, School District GO, Board of Education, 6.1%, 12/1/2014	4,500,000	5,304,870
New Jersey, Economic Development Authority, 1.20%, 11/1/2026**	4,700,000	4,700,000
New Jersey, Transportation/Tolls Revenue, Garden State Parkway, ETM, 6.5%, 1/1/2011	3,566,000	4,039,493
New Jersey, Transportation/Tolls Revenue, Turnpike Authority, ETM, 10.375%, 1/1/2003	535,000	539,259
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,000,000	934,880
New Jersey, Resource Recovery Revenue, Tobacco Settlement Financing Corp., 5.75%, 6/1/2032	18,000,000	16,966,980
New Jersey, Senior Care Revenue, Economic Development Authority, United Methodist Homes:
5.5%, 7/1/2019	4,000,000	3,737,680
5.75%, 7/1/2029	9,500,000	8,498,985
New Jersey, State (REV) Lease, Transportation Trust Fund Authority, Inverse Floater, Rites PA 785, 10.64%, 9/15/2015* (b)	5,190,000	6,526,944
New Jersey, State Agency (GO) Lease, Transportation Trust Fund Authority, Series A, 5.625%, 6/15/2014	3,555,000	4,016,332
New Jersey, State Agency (GO) Lease, Transportation Trust Fund Authority, Inverse Floater, Residual Certificates, Series 224, 10.04%, 6/15/2016*	11,000,000	13,829,750
New Jersey, State GO:
5.25%, 7/1/2016	5,000,000	5,444,400
Series H, 5.25%, 7/1/2017	14,665,000	15,905,366
New Jersey, Transportation/Tolls Revenue:
5.5%, 12/15/2015	5,000,000	5,618,150
5.75%, 6/15/2017	8,000,000	9,100,080
6.0%, 12/15/2016 (b)	7,000,000	7,999,320
6.0%, 12/15/2017 (b)	10,000,000	11,379,000
Inverse Floater, 9.63%, 1/1/2013* (b)	14,935,000	18,361,089
New Jersey, Transportation/Tolls Revenue, Economic Development Authority, Series A, 5.875%, 5/1/2014	5,000,000	5,560,550
New Jersey, Transportation/Tolls Revenue, Federal Transportation Administration Grants, Series B, 5.75%, 9/15/2013 (b)	11,000,000	12,265,770
New Jersey, Transportation/Tolls Revenue, Transportation Trust Fund Authority, Inverse Floater, Residual Certificates, Series 524, 9.61%, 6/15/2013*	17,900,000	22,236,633
New Jersey, Transportation/Tolls Revenue, Turnpike Authority: Series C, 6.5%, 1/1/2016 (b)	49,470,000	59,447,110
Inverse Floater, Rites PA 613, 10.12%, 1/1/2016* (b)	21,170,000	29,708,496
Inverse Floater, Rites PA 614, 10.12%, 1/1/2016* (b)	3,830,000	5,374,754
		277,495,891
New Mexico 0.4%
Albuquerque, NM, Hospital and Healthcare Revenue, Southwest Community Health Services:
ETM, 10.0%, 8/1/2003	190,000	200,404
Prerefunded, 10.125%, 8/1/2012	3,615,000	4,630,309
Farmington, NM, 1.25%, 9/1/2024**	1,700,000	1,700,000
Farmington, NM, Pollution Control Revenue, Public Service Co., Daily Demand Note, Series B, 1.30%, 9/1/2024** (d)	1,500,000	1,500,000
Los Alamos County, NM, Electric Revenue, Utility Systems, Series A, 6.1%, 7/1/2010	4,400,000	4,755,080
New Mexico, Single Family Housing Revenue, Mortgage Finance Authority, AMT, Series E2, 6.8%, 3/1/2031	7,050,000	7,879,503
Socorro, NM, Southwest Community Health Services, ETM, 10.0%, 8/1/2003	260,000	274,274
		20,939,570
New York 9.4%
Long Island, NY, Electric Revenue, Zero Coupon, 6/1/2008	14,500,000	12,070,960
Monroe County, Airport Revenue, Inverse Floater: Rites PA 585A, 10.10%, 1/1/2011*	2,005,000	2,466,511
Rites PA 585B, 10.10%, 7/1/2011*	2,515,000	3,088,646
Rites PA 585C, 10.35%, 7/1/2012*	1,915,000	2,382,988
Nassau County, Sales & Special Tax Revenue, Interim Finance Authority:
Series A, 5.75%, 11/15/2015	3,060,000	3,353,148
Series A, 5.75%, 11/15/2016 (b)	4,250,000	4,672,153
New York, Electric Revenue, Zero Coupon, 6/1/2009	6,750,000	5,346,270
New York, Higher Education Revenue, 5.75%, 7/1/2013	10,000,000	11,327,300
New York, Higher Education Revenue, Dormitory Authority, Series B, 5.25%, 5/15/2019	11,860,000	12,679,052
New York, Higher Education Revenue, Dormitory Authority, City University:
Series A, 5.625%, 7/1/2016	5,075,000	5,725,057
Series B, 6.0%, 7/1/2014 (b)	7,000,000	8,129,030
New York, School District GO, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,637,340
New York, Senior Care Revenue, Dormitory Authority, City University:
Series A, 5.25%, 5/15/2021	2,000,000	2,098,060
Series F, 5.375%, 7/1/2007	2,000,000	2,206,220
New York, Senior Care Revenue, Metropolitan Transportation Authority, Series O, 5.75%, 7/1/2013 (b)	6,775,000	7,681,698
New York, State (GO) Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	4,655,000	5,165,793
New York, State Agency (GO) Lease, Dormitory Authority, City University:
5.25%, 5/15/2017 (b)	3,500,000	3,929,800
Series D, 7.0%, 7/1/2009 (b)	4,000,000	4,597,440
Series C, 7.5%, 7/1/2010 (b)	5,750,000	6,874,815
New York, State Agency (GO) Lease, Metropolitan Transportation Authority, Series A, 6.0%, 4/1/2020 (b)	5,000,000	5,805,500
New York, State Agency (GO) Lease, Urban Development Authority, Correctional Facilities, Series A, 6.5%, 1/1/2011	4,500,000	5,313,330
New York, State Agency (GO) Lease, Urban Development Corp., 5.7%, 4/1/2020	3,600,000	3,949,128
New York, State Dormitory Authority, Cornell University, Series B, 1.25%, 7/1/2025** (d)	1,500,000	1,500,000
New York, State GO, Dorm Authority, Inverse Floater, 39.20%, 11/15/2023*	1,000,000	1,612,900
New York, State GO, Thruway Authority, Series A, 5.5%, 3/15/2018	5,000,000	5,362,250
New York, Transportation/Tolls Revenue, Inverse Floater, 9.62%, 11/15/2017*	7,500,000	8,825,175
New York, Transportation/Tolls Revenue, Metropolitan Transportation Authority, 5.5%, 11/15/2018	5,000,000	5,404,000
New York, Transportation/Tolls Revenue, Metropolitan Transportation Authority:
Series A, 5.0%, 11/15/2030	20,000,000	19,835,800
Series C, Prerefunded, 5.125%, 7/1/2013	1,530,000	1,688,860
New York, Transportation/Tolls Revenue, Thruway Authority Service Contract, Local Highway and Bridge Building, 5.625%, 4/1/2012 (b)	5,470,000	6,261,618
New York, Transportation/Tolls Revenue, Transportation Authority:
5.0%, 7/1/2030	28,975,000	28,737,985
Series A, 5.125%, 1/1/2029	22,250,000	22,217,070
Series E, 5.5%, 11/15/2020	3,750,000	3,994,050
Series E, 5.5%, 11/15/2021	6,000,000	6,356,160
New York, Transportation/Tolls Revenue, Triborough Bridge and Tunnel Authority:
Series B, 5.0%, 11/15/2027	26,600,000	26,356,078
Series Y, 5.5%, 1/1/2017	5,050,000	5,635,800
New York, Water & Sewer Revenue, Environmental Facilities Corporation, State Water Pollution Control, Series E, 6.875%, 6/15/2014	4,560,000	4,960,870
New York and New Jersey, Port Authority Revenue:
AMT, Series II, Inverse Floater, 10.06%, 10/15/2014* (b)	6,160,000	7,285,062
AMT, 6.0%, 7/1/2013	6,555,000	7,187,623
AMT, 6.0%, 7/1/2015	2,500,000	2,727,075
New York and New Jersey, Port Authority Revenue, Special Obligation, AMT, Series 4, 7.0%, 10/1/2007	1,700,000	1,804,431
New York, NY, Core City GO:
Series G, Zero Coupon, 8/1/2009 (b)	9,995,000	7,808,694
Series F, 5.25%, 8/1/2016	5,000,000	5,055,850
Series C, 5.375%, 11/15/2017 (b)	5,000,000	5,229,200
Series A, 5.75%, 8/1/2016	6,350,000	6,678,867
Series J, 5.875%, 2/15/2019	16,060,000	16,610,697
Series E, 6.5%, 2/15/2005	7,000,000	7,573,160
Series A, 6.5%, 5/15/2012	7,000,000	7,858,550
Series G, 6.75%, 2/1/2009	2,000,000	2,284,180
Series A, 7.75%, 8/15/2015	35,000	35,735
Series F, 8.4%, 11/15/2005	190,000	202,645
Series F, 8.4%, 11/15/2006	560,000	597,268
New York, NY, Core City GO, Transitional Finance Authority, Series A, 5.0%, 11/15/2026	20,000,000	19,875,200
New York, NY, Series E, ETM, 7.0%, 12/1/2007 (b)	1,385,000	1,441,286
New York, NY, Metropolitan Transportation Authority, Series C, Prerefunded, 5.125%, 7/1/2013	3,470,000	3,846,773
New York, NY, Sports, Expo & Entertainment Revenue, Industrial Development Agency, USTA National Tennis Center:
6.5%, 11/15/2010	3,485,000	3,843,188
6.6%, 11/15/2011	3,000,000	3,314,070
New York, NY, State GO, Series A, 5.25%, 3/15/2015	2,500,000	2,677,250
New York, NY, Water & Sewer Revenue, Municipal Water Finance Authority, Daily Demand Note, 1.30%, 6/15/2024**	2,700,000	2,700,000
New York, NY, Water & Sewer Revenue, Municipal Water Financial Authority:
Series A, 1.30%, 6/15/2025** (d)	2,100,000	2,100,000
Series A, 5.0%, 6/15/2029	25,000,000	24,727,500
Series A, 5.375%, 6/15/2019	25,000,000	26,354,000
Suffolk County, NY, Water & Sewer Revenue, Industrial Development Agency, 6.0%, 2/1/2007 (b)	8,000,000	8,981,280
Triborough Bridge and Tunnel Authority, Transportation/Tolls Revenue, 5.0%, 11/15/2021	12,000,000	12,088,680
		460,137,119
North Carolina 1.3%
Charlotte, NC, Water & Sewer Revenue:
5.5%, 6/1/2014	3,105,000	3,449,500
5.5%, 6/1/2017	3,255,000	3,552,247
North Carolina, Electric Revenue, Catawba Municipal Power Agency:
5.25%, 1/1/2008 (b)	2,500,000	2,740,700
5.25%, 1/1/2009 (b)	8,500,000	9,326,200
6.0%, 1/1/2011 (b)	8,235,000	9,396,876
7.25%, 1/1/2007 (b)	5,000,000	5,846,450
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
6.0%, 1/1/2018 (b)	8,775,000	10,116,171
Series B, 6.0%, 1/1/2022 (b)	18,775,000	21,253,112
		65,681,256
Ohio 3.3%
Akron, OH, Higher Education Revenue, 5.75%, 1/1/2013	2,365,000	2,625,978
Akron, OH, Project Revenue, Economic Development, 6.0%, 12/1/2012	1,000,000	1,167,630
Akron, OH, Water & Sewer Revenue, 5.9%, 12/1/2011 (b)	385,000	431,316
Avon, OH, School District GO, 6.5%, 12/1/2015	940,000	1,147,007
Batavia, OH, Local School District, Prerefunded, 7.0%, 12/1/2014 (b)	500,000	581,560
Beavercreek, OH, School District GO, Local School District, 6.6%, 12/1/2015	1,500,000	1,838,415
Big Walnut, OH, School District GO, Local School District, Zero Coupon, 12/1/2012	420,000	274,264
Cincinnati, OH, Higher Education Revenue, General Receipts:
Series T, 5.5%, 6/1/2012	1,280,000	1,435,418
Series A, 5.75%, 6/1/2015 (b)	2,000,000	2,222,460
Series A, 5.75%, 6/1/2016 (b)	1,500,000	1,658,940
Cincinnati, OH, Water & Sewer Revenue:
5.5%, 12/1/2014	1,500,000	1,639,935
5.5%, 12/1/2017	1,000,000	1,075,510
Cleveland, OH, Core City (REV) Lease, Parking Facility Revenue, 6.0%, 9/15/2009	1,385,000	1,596,573
Cleveland, OH, Electric Revenue, Public Power Systems Revenue:
Series A, Zero Coupon, 11/15/2012 (b)	2,250,000	1,462,748
Series 1, 6.0%, 11/15/2011	1,050,000	1,215,827
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	1,000,000	1,023,020
Cleveland, OH, Water & Sewer Revenue:
Series J, 5.375%, 1/1/2014	1,500,000	1,626,660
Series J, 5.375%, 1/1/2016	2,000,000	2,142,380
Series G, 5.5%, 1/1/2013 (b)	10,000,000	11,185,500
Cleveland-Cuyahoga County, OH, Port Authority Revenue, AMT, 6.0%, 3/1/2007	2,270,000	2,472,007
Columbus, OH, Prerefunded, 6.0%, 5/1/2013	1,000,000	1,039,710
Crawford County, OH, Prerefunded, 6.75%, 12/1/2019 (b)	700,000	783,139
Cuyahoga County, OH, County GO, 5.65%, 5/15/2018	500,000	560,875
Cuyahoga County, County (GO) Lease, 5.0%, 12/1/2020	1,000,000	1,013,490
Cuyahoga County, OH, Hospital and Healthcare Revenue, Prerefunded, 6.25%, 8/15/2014	8,000,000	9,033,440
Cuyahoga County, OH, Hospital & Healthcare Revenue, Fairview General Hospital Project, 6.25%, 8/15/2010	1,000,000	1,027,070
Cuyahoga County, OH, Multi Family Housing Revenue, 6.5%, 10/20/2020	1,000,000	1,046,160
Dublin, OH, School District GO, Zero Coupon, 12/1/2011	1,095,000	749,779
Fayette County, OH, School District GO, Rattlesnake Improvement Area Project, 5.9%, 12/1/2013	115,000	124,846
Finneytown, OH, Other GO, Local School District, 6.2%, 12/1/2017	320,000	380,323
Franklin County, OH, Hospital & Healthcare Revenue, Presbyterian Services:
5.25%, 7/1/2008	500,000	504,430
5.5%, 7/1/2017	1,000,000	937,470
Franklin County, OH, School District GO, 6.5%, 12/1/2013	500,000	603,215
Green Springs, OH, Senior Care Revenue, Hospital and Healthcare Facilities Revenue, Series A, 7.0%, 5/15/2014	4,635,000	4,001,071
Green Springs, OH, Senior Care Revenue, St. Francis Health Care Center Project, Series A, 7.125%, 5/15/2025	4,405,000	3,585,362
Hamilton County, Sales & Special Tax Revenue:
Series B, 5.75%, 12/1/2014 (b)	2,000,000	2,221,120
Series B, 5.75%, 12/1/2015 (b)	4,240,000	4,678,331
Hamilton County, OH, Water & Sewer Revenue, Series A, 5.45%, 12/1/2009 (b)	1,000,000	1,122,200
Hilliard, OH, School District GO, Series A, Zero Coupon, 12/1/2012 (b)	1,655,000	1,072,821
Huber Heights, OH, Water & Sewer Revenue, Zero Coupon, 12/1/2012	1,005,000	651,471
Lakeview, OH, Local School District, Prerefunded, 6.9%, 12/1/2014 (b)	700,000	785,197
Liberty Benton, OH, School District GO, Zero Coupon, 12/1/2014	570,000	329,984
Liberty OH, School District GO, Zero Coupon, 12/1/2012	255,000	165,299
Lorain County, OH, Hospital & Healthcare Revenue, Hospital Revenue, Series A, Prerefunded, 5.9%, 12/15/2008	1,000,000	1,043,810
Lorain County, OH, Lakeland Community Hospital Inc., ETM, 6.5%, 11/15/2012	935,000	957,664
Lucas County, OH, Flower Hospital, Prerefunded, 6.125%, 12/1/2013	1,375,000	1,494,694
Lucas County, OH, Hospital & Healthcare Revenue, Presbyterian:
Series A, 6.625%, 7/1/2014	2,000,000	2,078,080
Series A, 6.75%, 7/1/2020	2,000,000	2,037,540
Marion County, OH, Senior Care Revenue, Healthcare Facilities, Church Homes Project:
6.3%, 11/15/2015	3,600,000	3,659,256
6.375%, 11/15/2010	3,160,000	3,254,263
Miami County, OH, Hospital & Healthcare Revenue, Upper Valley Medical Center, Series C, 6.25%, 5/15/2013	1,000,000	1,043,310
Napoleon, OH, Hospital & Healthcare Revenue, Lutheran Orphans Home, 6.875%, 8/1/2023	400,000	422,004
North Olmstead, OH, Other GO:
6.2%, 12/1/2011	2,000,000	2,314,420
6.25%, 12/15/2012	1,500,000	1,533,285
Ohio, Building Authority, Juvenile Correctional Facility, Series A, Prerefunded, 6.6%, 10/1/2014 (b)	200,000	221,462
Ohio, Building Authority, Toledo Government Office Building, Series A, 8.0%, 10/1/2007	500,000	511,285
Ohio, Mortgage Revenue, Single Family Housing Finance Agency:
Prerefunded, Zero Coupon, 1/15/2015 (b)	3,515,000	1,877,572
Prerefunded, Zero Coupon, 1/15/2015 (b)	4,360,000	2,265,718
Ohio, Higher Education Revenue, Series A, 6.5%, 7/1/2008	2,325,000	2,713,438
Ohio, Higher Education Revenue, Case Western Reserve University:
6.0%, 10/1/2014	1,000,000	1,165,990
Series B, 6.5%, 10/1/2020	2,250,000	2,724,570
Ohio, Higher Education Revenue, General Receipts:
Series A, 6.0%, 12/1/2016	1,000,000	1,129,050
Series A, 6.0%, 12/1/2017	1,060,000	1,196,093
Ohio, Higher Education Revenue, University of Dayton, 6.6%, 12/1/2017 (b)	430,000	460,865
Ohio, Higher Education Revenue, University of Findlay Project, 6.125%, 9/1/2016	400,000	403,888
Ohio, Higher Education Revenue, University of Ohio, General Receipts, 5.75%, 6/1/2016 (b)	1,250,000	1,378,113
Ohio, Higher Education Revenue, Xavier University, 6.0%, 5/15/2011 (b)	240,000	271,303
Ohio, Industrial Development Revenue, Water Development Authority, Environmental Mead Corporation, Series 1986 B, Dail, Series B, 1.13%, 11/1/2015** (d) (e)	2,250,000	2,250,000
Ohio, Project Revenue, Administrative Building Funds Project, Series A, 5.375%, 10/1/2013	1,000,000	1,084,380
Ohio, Sales & Special Tax Revenue, Infrastructure Improvement, Series B, 5.25%, 2/1/2014	5,000,000	5,485,100
Ohio, School District GO, 6.0%, 12/1/2019	475,000	550,098
Ohio, State (GO) Lease, Higher Education Revenue, Series B, 5.625%, 5/1/2015	1,000,000	1,086,640
Ohio, State Agency (REV) Lease, Administrative Building Funds Project:
Series A, 5.5%, 10/1/2015	4,370,000	4,753,642
Series A, 5.5%, 10/1/2016	3,790,000	4,093,769
Series A, 5.5%, 10/1/2018	3,695,000	3,943,710
Ohio, State Agency (REV) Lease, Building Authority, Juvenile Correctional Facility, Series A, 5.5%, 4/1/2016	3,665,000	3,950,284
Ohio, State GO, 6.0%, 8/1/2010	1,000,000	1,157,630
Ohio, Transportation/Tolls Revenue, Series A, 5.5%, 2/15/2017 (b)	6,925,000	7,680,379
Ohio, Water & Sewer Revenue, Bay Shore Project, AMT Series A, 5.875%, 9/1/2020	4,250,000	3,857,853
Olentangy, OH, School District GO, AMT, Series A, 5.85%, 12/1/2007	400,000	440,068
Olmsted Falls, OH, City School District, Prerefunded, 6.85%, 12/15/2011 (b)	250,000	280,423
Sandusky County, County GO, 6.2%, 12/1/2013 (b)	500,000	553,875
South Euclid Lyndhurst, OH, School District GO, 6.4%, 12/1/2018	535,000	614,662
Springboro, OH, School District GO, Community City School District, 6.0%, 12/1/2011 (b)	500,000	572,310
Springboro, OH, Senior Care Revenue, 6.0%, 11/1/2018	2,000,000	2,121,060
Summit County, OH, Prerefunded, 6.4%, 12/1/2014	1,000,000	1,111,050
Toledo, OH, Other GO, Macys Project, Series A, 6.35%, 12/1/2025 (b)	1,000,000	1,101,090
Toledo, OH, Water & Sewer Revenue, 4.75%, 11/15/2017	1,000,000	1,011,990
Trumbull County, OH, County GO, 6.2%, 12/1/2014 (b)	500,000	548,340
Tuscarawas Valley, OH, School District GO, 6.6%, 12/1/2015 (b)	365,000	420,301
Wayne, OH, School District GO:
6.45%, 12/1/2011 (b)	155,000	187,327
6.6%, 12/1/2016	200,000	245,758
Willoughby, OH, Senior Care Revenue, Industrial Development Revenue, Series A, 6.875%, 7/1/2016	2,825,000	2,784,405
Wooster, OH, School District GO, Zero Coupon, 12/1/2013	930,000	579,158
		163,862,926
Oklahoma 0.9%
Oklahoma, Hospital & Healthcare Revenue, Valley View Hospital Authority:
5.75%, 8/15/2006	2,415,000	2,523,216
6.0%, 8/15/2014	2,695,000	2,687,104
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023 (b)	23,125,000	26,734,350
Tulsa, OK, Hospital & Healthcare Revenue, Industrial Development Authority:
Zero Coupon, 12/1/2004 (b)	5,430,000	5,218,556
Zero Coupon, 12/1/2006 (b)	6,430,000	5,748,420
		42,911,646
Oregon 0.3%
Chemeketa, OR, School District GO, 5.5%, 6/1/2015 (b)	2,600,000	2,911,402
Oregon, State (GO) Lease, Administrative Services, Series B, 5.375%, 5/1/2015 (b)	7,550,000	8,157,020
Oregon, Transportation/Tolls Revenue:
5.75%, 11/15/2015	1,435,000	1,582,633
5.75%, 11/15/2016	3,140,000	3,440,812
		16,091,867
Pennsylvania 3.6%
Allegheny County, Airport Revenue, Inverse Floater: Rites-PA 567A, 9.971%, 1/1/2010* (b)	3,000,000	3,589,890
Rites-PA 567B, 9.971%, 1/1/2011* (b)	1,500,000	1,791,195
Rites-PA 567C, 9.98%, 1/1/2013* (b)	3,160,000	3,862,436
Rites-PA 567D, 9.971%, 1/1/2014* (b)	5,250,000	6,390,353
Allegheny County, Port Authority Revenue:
5.5%, 3/1/2015 (b)	2,000,000	2,182,880
5.5%, 3/1/2016 (b)	1,000,000	1,084,170
5.5%, 3/1/2017 (b)	1,000,000	1,078,400
Allegheny County, PA, Airport Revenue, Pittsburgh International, AMT, Series A, 5.75%, 1/1/2013 (b)	3,080,000	3,422,342
Berks County, PA, Hospital & Healthcare Revenue, Municipal Authority, Reading Hospital and Medical Center Project, 5.7%, 10/1/2014 (b)	1,000,000	1,128,270
Bucks County, PA, Water and Sewer Authority Revenue, ETM, 6.375%, 12/1/2008	365,000	401,916
Delaware County, PA,, Hospital and Healthcare Revenue, Series B, Prerefunded, 6.0%, 11/15/2007	915,000	971,199
Delaware County, PA,, Senior Care Revenue, Hospital and Healthcare Revenue, Series A, 6.6%, 7/1/2006	1,000,000	1,022,960
Delaware Valley, PA, Core City GO, Inverse Floater, Regional Financial Authority, Rites-PA 1028, 10.22%, 1/1/2014*	12,500,000	15,800,875
Erie County, PA, Industrial Development Revenue, Pollution Control, Series A, 5.3%, 4/1/2012	1,000,000	1,021,720
Erie, PA, Other GO, Zero Coupon, Series B, ETM, 11/15/2008	4,200,000	3,405,276
Erie, PA, State GO, Zero Coupon, Series B, 11/15/2008	855,000	693,217
Exter Township, PA, School District GO, Zero Coupon, 5/15/2017 (b)	3,700,000	1,817,144
Indiana County, PA, Pollution Control Revenue, Industrial Development Authority, 5.35%, 11/1/2010 (b)	1,000,000	1,110,060
Latrobe, PA, Higher Education Revenue, Industrial Development Authority, 5.375%, 5/1/2013	1,000,000	1,025,230
Mckean County, PA, Hospital & Healthcare Revenue, Bradford Hospital Project, 5.95%, 10/1/2008	2,800,000	2,956,856
Montgomery County, Senior Care Revenue, Industrial Development Authority, Retirement-Life Communities, 5.25%, 11/15/2028	3,500,000	3,193,050
New Castle, PA, Hospital & Healthcare Revenue, Area Hospital Authority, Jameson Memorial Hospital, 6.0%, 7/1/2010 (b)	845,000	954,639
Pennsylvania, Convention Center Authority, Series A, 6.0%, 9/1/2019 (b)	2,200,000	2,572,416
Pennsylvania, Core City GO, Regional Finance Authority Local Government, 5.75%, 7/1/2032	28,000,000	31,247,720
Pennsylvania, Higher Education Revenue, Ursinus College:
5.85%, 1/1/2017	1,475,000	1,619,594
5.9%, 1/1/2027	3,400,000	3,638,442
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	7,340,000	7,491,791
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority:
Series A, 6.7%, 9/1/2014	3,750,000	4,007,213
Series A, 6.75%, 9/1/2019	8,775,000	9,384,248
Pennsylvania, Sales & Special Tax Revenue, Intergovernmental Cooperative Authority:
Inverse Floater, 8.99%, 6/15/2013*	2,225,000	2,513,405
Inverse Floater, 8.99%, 6/15/2014* (b)	2,500,000	2,797,600
Inverse Floater, 8.99%, 6/15/2015* (b)	2,250,000	2,491,515
Pennsylvania, State Agency (REV) Lease, Industrial Development Authority, Economic Development:
5.8%, 1/1/2008 (b)	4,250,000	4,761,828
5.8%, 7/1/2008 (b)	4,875,000	5,505,484
Pennsylvania, State GO:
Inverse Floater, 16.97%, 5/1/2019*	5,000,000	6,386,700
6.25%, 7/1/2010	1,000,000	1,165,540
Pennsylvania, Transportation/Tolls Revenue, Community Turnpike:
Series T, 5.5%, 12/1/2013 (b)	2,000,000	2,252,620
Series S, 5.625%, 6/1/2014	3,750,000	4,162,313
Pennsylvania, Water & Sewer Revenue, 5.25%, 11/1/2014 (b)	1,750,000	1,916,600
Philadelphia, PA, Core City (GO) Lease, Municipal Authority, Series D, 6.25%, 7/15/2013	2,500,000	2,573,750
Philadelphia, PA, Core City (REV) Lease, Municipal Authority, Series D, 6.3%, 7/15/2017	2,300,000	2,364,101
Philadelphia, PA, Industrial Development Revenue, Industrial Development Authority, Series A, 6.5%, 10/1/2027	1,000,000	984,120
Philadelphia, PA, Port Authority Revenue, 6.2%, 9/1/2013 (b)	2,000,000	2,048,480
Philadelphia, PA, Water & Sewer Revenue, 6.25%, 8/1/2010 (b)	1,000,000	1,164,770
Pittsburgh, PA, Core City GO, Series A, 5.5%, 9/1/2014 (b)	1,500,000	1,675,650
Pittsburgh, PA, Water and Sewer System, ETM, 7.25%, 9/1/2014 (b)	150,000	184,860
Union County, PA, Higher Education Revenue, Higher Education Facilities Authority, 6.2%, 4/1/2007 (b)	1,000,000	1,013,750
Westmoreland County, Project Revenue, Zero Coupon, 8/15/2017 (b)	6,230,000	3,012,766
Westmoreland County, PA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.375%, 7/1/2011 (b)	7,300,000	8,087,597
		175,928,951
Puerto Rico 1.1%
Puerto Rico, Airport Revenue, American Airlines, AMT Series A, 6.25%, 6/1/2026	360,000	158,440
Puerto Rico, Electric Revenue, 5.375%, 7/1/2018	8,710,000	9,582,655
Puerto Rico, Electric Revenue, Power Authority, Series S, 6.125%, 7/1/2009	2,000,000	2,327,560
Puerto Rico, Sales & Special Tax Revenue, Highway and Transportation Authority, 5.5%, 7/1/2013	1,000,000	1,135,350
Puerto Rico, Sales & Special Tax Revenue, Inverse Floater: Rites PA 620A, 10.68%, 7/1/2013* (b)	2,500,000	3,386,900
Rites PA 944RA, 9.698%, 7/1/2015* (b)	3,720,000	4,578,167
Rites PA 993R, 9.70%, 7/1/2019* (b)	11,325,000	13,937,564
Rites PA 994RC, 9.698%, 7/1/2007* (b)	3,000,000	3,586,470
Puerto Rico, State Agency (GO) Lease, Municipal Finance Agency, Series A, 6.0%, 7/1/2014	250,000	270,863
Puerto Rico, State GO, 5.5%, 7/1/2014 (b)	5,000,000	5,667,600
Puerto Rico, State GO, Public Building Authority, Series A, ETM, 6.25%, 7/1/2013 (b)	1,000,000	1,195,980
Puerto Rico, State GO, Public Improvements, 5.5%, 7/1/2013 (b)	5,000,000	5,676,750
		51,504,299
Rhode Island 1.1%
Rhode Island, Economic Porotection Corp., Special Obligation:
Series B, ETM, 5.8%, 8/1/2010 (b)	6,200,000	7,113,694
Series B, ETM, 5.8%, 8/1/2011 (b)	4,525,000	5,200,673
Series B, ETM, 5.8%, 8/1/2012 (b)	2,500,000	2,887,150
Series B, ETM, 5.8%, 8/1/2013 (b)	7,340,000	8,481,517
Rhode Island, Project Revenue, Convention Center Authority:
Series B, 5.0%, 5/15/2010 (b)	5,000,000	5,416,250
Series B, 5.25%, 5/15/2015 (b)	22,000,000	24,010,580
Rhode Island, Water & Sewer Revenue, Clean Water Protection Agency, Revolving Fund, Series A, 5.4%, 10/1/2015 (b)	2,000,000	2,207,920
		55,317,784
South Carolina 0.5%
Charleston County, SC, County (GO) Lease:
Series B, 6.875%, 6/1/2014 (b)	240,000	261,830
Series B, 7.0%, 6/1/2019 (b)	115,000	125,401
Piedmont, SC, Electric Revenue, Municipal Power Agency:
ETM, 5.5%, 1/1/2008 (b)	840,000	935,676
ETM, 5.5%, 1/1/2012 (b)	2,190,000	2,467,517
Series A, ETM, 6.5%, 1/1/2016 (b)	430,000	524,157
5.5%, 1/1/2012 (b)	2,810,000	3,069,110
South Carolina, Electric Revenue, Municipal Power Agency, 6.75%, 1/1/2019 (b)	3,525,000	4,282,523
South Carolina, Hospital & Healthcare Revenue, Jobs Economic Development Authority, Palmetto Health Alliance, Series A, 7.375%, 12/15/2021	4,500,000	4,917,330
South Carolina, Transportation/Tolls Revenue, Transportation Infrastructure, Series A, 5.5%, 10/1/2018 (b)	5,300,000	5,668,721
		22,252,265
Tennessee 1.3%
Knox County, TN, Hospital & Healthcare Revenue, Rites-PA 750, Inverse Floater, 9.93%, 1/1/2012* (b)	8,940,000	11,008,180
Knox County, TN, Hospital & Healthcare Revenue, Sanders Alliance:
5.75%, 1/1/2011 (b)	15,405,000	17,133,595
5.75%, 1/1/2014 (b)	2,000,000	2,241,360
6.25%, 1/1/2013 (b)	4,000,000	4,652,440
7.25%, 1/1/2009 (b)	3,750,000	4,488,863
Shelby County, TN, County GO:
Zero Coupon, 8/1/2012	3,410,000	2,234,130
Zero Coupon, 8/1/2013	3,440,000	2,128,294
Zero Coupon, 8/1/2014	4,965,000	2,880,296
Tennessee, Single Family Housing Revenue, Housing Development Agency Mortgage Financial:
Series A, 7.05%, 7/1/2020	15,735,000	16,284,781
Series A, 7.125%, 7/1/2026	295,000	305,561
		63,357,500
Texas 9.2%
Abilene, TX, Senior Care Revenue, Health Facilities Development, Series A, 5.875%, 11/15/2018	3,250,000	3,046,908
Austin, TX, Electric Revenue, Utility Systems, Series A, Zero Coupon, 11/15/2008 (b)	3,460,000	2,803,638
Austin, TX, Project Revenue, Bergstrom Landhost Enterprises, Inc. Airport Hotel Project, Series A, 6.75%, 4/1/2027	21,780,000	19,477,854
Austin, TX, School District GO, Independent School District, 5.0%, 8/1/2015	2,000,000	2,128,520
Austin, TX, Water & Sewer Revenue, Utility Systems, Zero Coupon, 11/15/2012 (b)	13,520,000	8,755,282
Bexar County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Baptist Health System:
Series A, 6.0%, 11/15/2011 (b)	2,000,000	2,291,420
Series A, 6.0%, 11/15/2012 (b)	3,000,000	3,405,720
Boerne, TX, School District (GO) Lease, Independent School District:
Zero Coupon, 2/1/2014	2,785,000	1,653,761
Zero Coupon, 2/1/2016	3,285,000	1,718,449
Brownsville, TX, Electric Revenue, Utility Systems, 6.25%, 9/1/2010 (b)	4,085,000	4,740,234
Cedar Hill, TX, School District GO:
Zero Coupon, 8/15/2009	1,500,000	1,137,495
Zero Coupon, 8/15/2010	3,130,000	2,224,053
Cypress and Fairbanks, TX, School District (GO) Lease, Cypress-Fairbanks Texas Independent School District, Zero Coupon, Series A, 2/15/2014	6,000,000	3,556,380
Cypress and Fairbanks, TX, School District GO, Cypress-Fairbanks Texas Independent School District:
Series A, Zero Coupon, 2/15/2012	5,750,000	3,843,933
Series A, Zero Coupon, 2/15/2013	8,840,000	5,583,874
Dallas Fort-Worth, TX, Airport Revenue, 5.75%, 11/1/2013 (b)	4,285,000	4,696,317
Dallas, TX, Single Family Housing Revenue, Zero Coupon, 10/1/2016 (b)	2,815,000	700,006
Dallas-Fort Worth, TX, Airport Revenue:
Series A, 7.375%, 11/1/2008 (b)	4,500,000	4,930,245
Series A, 7.375%, 11/1/2009 (b)	4,500,000	4,903,065
Series A, 7.375%, 11/1/2010 (b)	3,500,000	3,823,925
Series A, 7.75%, 11/1/2003 (b)	1,000,000	1,057,080
Series A, 7.8%, 11/1/2005 (b)	2,000,000	2,191,260
Series A, 7.8%, 11/1/2006 (b)	2,025,000	2,221,526
Series A, 7.8%, 11/1/2007 (b)	2,390,000	2,621,950
EL Paso, TX, School District GO, Zero Coupon, 8/15/2011	3,600,000	2,369,376
Galveston County, County GO, 5.5%, 2/1/2014 (b)	1,675,000	1,816,370
Galveston County, County GO, Justice Center and Public Safety Building, 5.5%, 2/1/2014 (b)	2,235,000	2,423,634
Georgetown, TX, Higher Education Revenue, Southwestern University Project, 6.25%, 2/15/2009	840,000	879,942
Grapevine-Colleyville, TX, School District GO:
Zero Coupon, 8/15/2010	2,160,000	1,580,753
Zero Coupon, 8/15/2013	1,000,000	617,610
Harris County, County GO, Zero Coupon, 10/1/2017 (b)	3,910,000	1,854,630
Harris County, County GO, Zero Coupon, Series A, 8/15/2006 (b)	4,010,000	3,614,855
Harris County, TX, County GO, Zero Coupon, Series A, 8/15/2005 (b)	4,025,000	3,772,713
Harris County, TX, Hospital & Healthcare Revenue, 6.25%, 5/15/2008 (b)	2,785,000	3,162,507
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Medical Center Project:
6.25%, 5/15/2009 (b)	2,965,000	3,380,219
6.25%, 5/15/2010 (b)	3,000,000	3,415,890
Harris County, TX, School District GO, Zero Coupon, Series A, 8/15/2004 (b)	2,050,000	1,982,535
Harris County, TX, Transportation/Tolls Revenue, 6.0%, 8/1/2010 (b)	18,415,000	21,131,765
Harris County, TX, Transportation/Tolls Revenue, Zero Coupon, Series A, 8/15/2004 (b)	4,050,000	3,917,282
Hidalgo County, Hospital & Healthcare Revenue, Health Services Mission Hospital, 6.875%, 8/15/2026	2,880,000	2,879,914
Houston, TX, Airport Revenue:
AMT, Series A, 5.875%, 7/1/2013	6,000,000	6,555,360
AMT, Series A, 5.875%, 7/1/2015	9,505,000	10,314,066
AMT, Series A, 6.0%, 7/1/2014 (b)	5,030,000	5,549,549
Houston, TX, Airport Revenue, Continental Airline, AMT, Series B, 6.125%, 7/15/2027	3,100,000	1,722,329
Houston, TX, Airport Revenue, Continental Airlines Project, Series C, 5.7%, 7/15/2029	2,000,000	1,051,160
Houston, TX, Higher Education Revenue, University of St. Thomas Project, 7.25%, 12/1/2007	1,445,000	1,445,462
Houston, TX, School District GO:
Series A, Zero Coupon, 2/15/2010	8,500,000	6,192,080
Series A, Zero Coupon, 2/15/2011	3,750,000	2,570,325
Series A, Zero Coupon, 2/15/2015	26,000,000	13,875,420
Houston, TX, Water & Sewer Revenue:
Series A, 5.5%, 12/1/2016	10,000,000	10,783,600
5.75%, 12/1/2015 (b)	5,000,000	5,582,350
Series B, 5.75%, 12/1/2016 (b)	3,000,000	3,331,350
Houston, TX, Water & Sewer Revenue:
Series C, Zero Coupon, 12/1/2005 (b)	15,000,000	13,962,900
Series C, Zero Coupon, 12/1/2006 (b)	14,575,000	13,030,050
Series C, Zero Coupon, 12/1/2007 (b)	3,400,000	2,902,308
Series C, Zero Coupon, 12/1/2008 (b)	8,000,000	6,472,240
Series C, Zero Coupon, 12/1/2009 (b)	14,750,000	11,315,315
Series C, Zero Coupon, 12/1/2010 (b)	5,000,000	3,618,650
Series C, Zero Coupon, 12/1/2012 (b)	4,350,000	2,811,536
Hurst Euless Bedford, TX, School District GO, Zero Coupon, 8/15/2009	4,925,000	3,820,470
Laredo, TX, School District GO, Independent School District, Prerefunded, 6.0%, 8/1/2011	2,465,000	2,854,938
Lubbock, TX, Health Facilities Development Corp., Methodist Hospital:
Series B, ETM, 5.6%, 12/1/2007 (b)	2,415,000	2,734,577
Series B, ETM, 5.625%, 12/1/2008 (b)	4,400,000	5,010,984
Series B, ETM, 5.625%, 12/1/2009 (b)	4,640,000	5,305,190
Montgomery County, TX:
Prerefunded, Zero Coupon, , 9/1/2004 (b)	795,000	768,590
Prerefunded, Zero Coupon, 9/1/2005 (b)	685,000	642,571
Montgomery County, TX, County (GO) Lease:
Zero Coupon, 9/1/2003 (b)	2,675,000	2,645,629
Zero Coupon, 9/1/2004 (b)	2,680,000	2,589,791
Montgomery County, TX, County GO, Zero Coupon, 9/1/2005 (b)	2,790,000	2,612,975
Northeast, TX, Hospital & Healthcare Revenue, Northeast Medical Center, 6.0%, 5/15/2010	2,180,000	2,447,464
Northside, TX, School District GO, 5.5%, 2/15/2014	2,685,000	2,908,634
Northwest, TX, School District GO, Zero Coupon, 8/15/2010 (b)	3,690,000	2,702,519
San Antonio, TX, Electric Revenue, Zero Coupon, Series B, ETM, 2/1/2005 (b)	13,000,000	12,376,130
San Antonio, TX, Electric Revenue, Zero Coupon, Series B, ETM, 2/1/2009 (b)	4,400,000	3,477,232
San Antonio, TX, Electric Revenue, Zero Coupon, Series B, 2/1/2006 (b)	17,900,000	16,441,687
Tarrant County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp.:
6.0%, 5/15/2011 (b)	4,615,000	5,203,089
6.0%, 5/15/2021 (b)	6,235,000	7,000,907
Texas, Municipal Power Agency:
ETM, 6.1%, 9/1/2009 (b)	4,435,000	5,176,842
ETM, Zero Coupon, 9/1/2016	205,000	104,486
Texas, Electric Revenue:
Zero Coupon, 9/1/2017	5,935,000	2,826,959
ETM, Zero Coupon, 9/1/2017	65,000	31,051
Texas, Electric Revenue, Municipal Power Agency:
Zero Coupon, 9/1/2016	18,470,000	9,388,670
6.1%, 9/1/2007 (b)	9,250,000	10,537,045
Texas, Multi Family Housing Revenue, Department Housing & Community Affairs, Series A, 6.4%, 1/1/2027	3,350,000	3,462,058
Texas, Other GO, 7.0%, 9/15/2012	8,596,478	8,802,535
Texas, Port Authority Revenue, Zero Coupon, 1/1/2013 (b)	5,600,000	3,556,840
Texas, School District GO, Community College District:
5.5%, 8/15/2014 (b)	3,145,000	3,450,977
5.5%, 8/15/2015 (b)	3,435,000	3,752,051
5.5%, 8/15/2017 (b)	4,060,000	4,377,939
Texas, State Agency (GO) Lease, Public Finance Authority, Series B, 6.25%, 2/1/2008 (b)	5,190,000	5,933,208
Texas, Water & Sewer Revenue, Water Development Board Revenue, Series A, 5.625%, 7/15/2015	1,000,000	1,088,660
Titus County, TX, Water & Sewer Revenue, Hospital District Revenue, 6.125%, 8/15/2013	6,700,000	6,446,606
Travis County, Hospital & Healthcare Revenue, Health Facilities Development Corp., Ascension Health, Series A, 6.25%, 11/15/2015 (b)	2,780,000	3,112,182
Travis County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp.:
Series A, 5.75%, 11/15/2011 (b)	3,440,000	3,794,492
Series A, 6.25%, 11/15/2016 (b)	13,770,000	15,371,451
Waxahachie, TX, School District GO, Independent School District:
Zero Coupon, 8/15/2012	4,120,000	2,694,727
Zero Coupon, 8/15/2013	2,060,000	1,272,277
		452,123,373
Utah 0.7%
Provo, UT, Electric Revenue, Series A, ETM, 10.375%, 9/15/2015 (b)	1,630,000	2,299,164
Salt Lake City, Core City GO, 5.75%, 6/15/2014	25,000	27,628
Salt Lake City, UT, Hospital & Healthcare Revenue, IHC Hospitals, Inc., Inverse Floater, 6.15%, 2/15/2012*	1,500,000	1,697,535
Utah, Electric Revenue, Associated Municipal Power System:
Zero Coupon, 7/1/2004 (b)	5,895,000	5,716,028
Zero Coupon, 7/1/2005 (b)	5,900,000	5,546,649
Zero Coupon, 7/1/2006 (b)	5,895,000	5,333,265
Zero Coupon, 7/1/2007 (b)	3,750,000	3,244,538
Utah, Electric Revenue, Intermountain Power Agency:
Series A, ETM, 5.0%, 7/1/2012 (b)	630,000	637,214
Series A, 6.5%, 7/1/2008 (b)	1,470,000	1,713,138
Series A, ETM, 6.5%, 7/1/2008 (b)	2,530,000	2,970,347
Utah, Electric Revenue, Intermountain Power Agency:
Series A, ETM, Zero Coupon, 7/1/2003 (b)	630,000	624,626
Series A, Zero Coupon, 7/1/2003 (b)	370,000	366,866
Series A, Zero Coupon, 7/1/2004 (b)	635,000	615,817
Series A, ETM, Zero Coupon, 7/1/2004 (b)	1,095,000	1,062,588
West Valley City, UT, Excise Tax Revenue, ETM, 10.625%, 7/1/2004 (b)	305,000	333,505
		32,188,908
Vermont 0.2%
Burlington, VT, Electric Revenue:
5.375%, 7/1/2013 (b)	4,800,000	5,279,040
5.375%, 7/1/2014 (b)	5,055,000	5,500,902
		10,779,942
Virgin Islands 0.0%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, 6.5%, 10/1/2024	900,000	999,189
Virginia 0.7%
Fairfax County, Hospital & Healthcare Revenue, Economic Development Authority, Greenspring Retirement Community, Series A, 7.25%, 10/1/2019	2,000,000	2,085,760
Fairfax County, Hospital & Healthcare Revenue, Economic Development Finance Authority, Series A, 7.5%, 10/1/2029	7,100,000	7,429,511
Richmond, VA, Core City GO, Public Improvement, 5.375%, 7/15/2015 (b)	2,285,000	2,480,527
Roanoke, VA, Hospital & Healthcare Revenue, Industrial Development Authority, Roanoke Memorial Hospital, Series B, 6.125%, 7/1/2017 (b)	5,500,000	6,454,635
Virginia, Resource Recovery Revenue, Public Service Authority Refunding, Series A, 5.25%, 7/1/2010 (b)	7,380,000	8,128,037
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018 (b)	3,000,000	3,158,970
Winchester, VA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.5%, 1/1/2015 (b)	5,700,000	6,330,819
		36,068,259
Washington 3.2%
Chelan County, Electric Revenue, Public Utilities, Colombia River Rock, Zero Coupon, 6/1/2014 (b)	12,685,000	7,366,306
Clark and Skamania Counties, School District GO, 6.5%, 12/1/2013 (b)	4,430,000	5,321,759
Clark County, School District GO, Zero Coupon, 12/1/2017 (b)	6,725,000	3,154,025
Clark County, WA, Electric Revenue, Public Utilities District No. 001 Generating Systems, 6.0%, 1/1/2008 (b)	2,200,000	2,490,950
Clark County, WA, School District GO, No. 98 Hockinson, 6.125%, 12/1/2011 (b)	3,190,000	3,658,707
King and Snohomish Counties, WA, School District GO, No. 417 Northshore, 5.6%, 12/1/2010 (b)	1,650,000	1,852,983
King County, County GO, Series B, Prerefunded, 6.625%, 12/1/2015	8,835,000	10,569,752
King County, County GO, King Co. Washington GO Prerefunded, 6.625%, 12/1/2015	1,010,000	1,208,314
Port Seattle, WA, Airport Revenue, AMT, Series B, 6.0%, 2/1/2014 (b)	4,000,000	4,554,120
Seattle, WA, Airport Revenue, Series B, 6.0%, 2/1/2012 (b)	1,765,000	1,988,184
Skagit County, School District GO, District No. 100 Burlington Edison, 5.625%, 12/1/2015	4,925,000	5,361,946
Snohomish County, WA, School District GO, 5.75%, 12/1/2011 (b)	3,485,000	3,952,269
Snohomish County, WA, School District GO, School District No. 006 Mukilteo, 6.5%, 12/1/2007 (b)	3,325,000	3,868,538
Spokane County, School District GO, Series B, Zero Coupon, 12/1/2014 (b)	2,500,000	1,424,575
Washington, Electric Revenue, Series A, 5.5%, 7/1/2017	11,200,000	11,942,672
Washington, Electric Revenue, Public Power Supply Nuclear Project #2, 5.7%, 7/1/2008 (b)	1,270,000	1,425,321
Washington, Electric Revenue, Public Power Supply System, Series A, 6.0%, 7/1/2007 (b)	7,000,000	7,905,030
Washington, Electric Revenue, Public Power Supply System Nuclear Project #2, Series B, 7.25%, 7/1/2006	415,000	478,885
Washington, Electric Revenue, Public Power Supply Systems:
Zero Coupon, 7/1/2007 (b)	4,375,000	3,773,350
Series B, 7.25%, 7/1/2009	12,350,000	14,426,653
Washington, Electric Revenue, Public Power Supply Systems:
Series A, Zero Coupon, 7/1/2004 (b)	3,625,000	3,510,523
Series A, Zero Coupon, 7/1/2005 (b)	4,125,000	3,866,033
Series B, Zero Coupon, 7/1/2006 (b)	5,555,000	5,011,443
Series A, Zero Coupon, 7/1/2006 (b)	1,380,000	1,244,525
ETM, Zero Coupon, 7/1/2007 (b)	4,195,000	3,629,556
Series A, Zero Coupon, 7/1/2010 (b)	5,860,000	4,293,798
Series A, Zero Coupon, 7/1/2011 (b)	4,200,000	2,914,422
Washington, Hospital & Healthcare Revenue, Health Care Facilities Authority:
5.75%, 11/1/2007 (b)	7,350,000	8,205,981
5.8%, 11/1/2008 (b)	4,865,000	5,463,395
5.8%, 11/1/2009 (b)	4,595,000	5,170,432
5.8%, 11/1/2010 (b)	2,100,000	2,346,855
Washington, Public Power Supply System Nuclear Project No. 2: Series A, ETM, 5.7%, 7/1/2008	3,730,000	4,227,097
Series A, 7.25%, 7/1/2006	6,585,000	7,668,101
Washington, State GO:
Series 5, Zero Coupon, 8/1/2010 (b)	2,625,000	1,924,099
Series 5, Zero Coupon, 8/1/2017 (b)	4,535,000	2,230,676
		158,431,275
West Virginia 0.1%
West Virginia, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2030	2,410,000	2,935,091
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center, 6.75%, 9/1/2030	590,000	638,115
West Virginia, State GO, Series A, Zero Coupon, 11/1/2024 (b)	5,000,000	1,488,550
		5,061,756
Wisconsin 1.8%
Milwaukee County, Series A, ETM, Zero Coupon, 12/1/2011 (b)	220,000	149,978
Milwaukee County, County GO, Zero Coupon, Series A, 12/1/2011 (b)	5,695,000	3,885,812
Wisconsin, Hospital & Healthcare Revenue, Health & Educational Facilities Authority:
Series B, 5.625%, 2/15/2029	9,725,000	9,105,420
5.75%, 11/15/2006	2,000,000	2,219,180
6.0%, 11/15/2008	4,085,000	4,626,344
Wisconsin, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Aurora Health Care, Inc., Series A, 5.6%, 2/15/2029	21,800,000	20,340,490
Wisconsin, Hospital & Healthcare Revenue, Health and Education Facilities Authority:
5.75%, 11/15/2007	1,500,000	1,674,375
6.0%, 11/15/2009	4,330,000	4,918,837
6.1%, 8/15/2008 (b)	4,580,000	5,191,567
Series B, 6.25%, 1/1/2022 (b)	5,285,000	6,180,966
Series C, 6.25%, 1/1/2022 (b)	9,230,000	10,719,168
Series AA, 6.4%, 6/1/2008 (b)	2,335,000	2,670,913
Series AA, 6.45%, 6/1/2009 (b)	2,485,000	2,866,522
Series AA, 6.45%, 6/1/2010 (b)	2,650,000	3,054,947
Series AA, 6.5%, 6/1/2011 (b)	2,820,000	3,329,630
Series AA, 6.5%, 6/1/2012 (b)	3,000,000	3,584,280
Wisconsin, State Agency (GO) Lease, Health and Education Facilities Authority, 6.1%, 8/15/2009 (b)	2,000,000	2,275,940
		86,794,369
Wyoming 0.0%
Wyoming, Single Family Housing Revenue, Community Development Authority, Series B, 8.125%, 6/1/2021	55,000	55,059
Wyoming, Single Family Housing Revenue, Community Development Authority Housing, Series 2, 6.35%, 6/1/2029	1,335,000	1,393,246
		1,448,305
Total Investment Portfolio - 100.0% (Cost $4,509,305,203) (a)		4,897,744,449

* Inverse floating rate notes are derivative debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Investments in this type of security involve special risks as compared to investments in a fixed rate municipal security. These securities, amounting to $360,952,680, aggregating 7.4% of net assets, are shown at their current rate as of November 30, 2002.
** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of November 30, 2002.
(a) The cost for federal income tax purposes was $4,505,012,679. At November 30, 2002, net unrealized appreciation for all securities based on tax cost was $392,731,770. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $414,254,841 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $21,523,071.
(b) Bond is insured by one of these companies:
AMBAC	AMBAC Assurance Corp.
Capital Guaranty
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance

At November 30, 2002, insurance concentrations greater than 10% of the total Investment Portfolio were MBIA (30%), AMBAC (15%) and FGIC (13%).

(c) When-issued or forward delivery securities.
(d) Security incorporates a letter of credit or line of credit from a major bank.
(e) At November 30, 2002, these securities have been segregated, in whole or in part, to cover initial margin requirements for open futures contracts.

AMT: Subject to alternative minimum tax

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow by a trustee and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At November 30, 2002, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Appreciation (Depreciation) ($)
9/26/2002 5/15/2012	9,000,000+++	Fixed-3.28%	USD-Floating BMA Index	209,700
12/3/2002 12/3/2012	20,000,000+	Fixed-4.64%	USD-Floating LIBOR BBA	48,000
12/5/2002 12/5/2012	40,000,000++	Fixed-4.618%	USD-Floating LIBOR BBA	292,000
12/12/2002 12/12/2012	40,000,000+	Fixed-4.672%	USD-Floating LIBOR BBA	88,000
12/12/2002 12/12/2012	40,000,000++	Fixed-4.676%	USD-Floating LIBOR BBA	136,000
1/30/2003 1/30/2013	29,000,000+	Fixed-4.648%	USD-Floating LIBOR BBA	237,800
2/4/2003 2/4/2013	29,000,000++	Fixed-4.687%	USD-Floating LIBOR BBA	255,200
2/5/2003 2/5/2013	29,000,000++	Fixed-4.67%	USD-Floating LIBOR BBA	295,800
2/14/2003 2/14/2013	58,000,000++	Fixed-4.635%	USD-Floating LIBOR BBA	817,800
2/18/2003 2/18/2013	116,000,000++	Fixed-4.688%	USD-Floating LIBOR BBA	1,194,800
2/26/2003 2/26/2013	40,000,000++	Fixed-4.681%	USD-Floating LIBOR BBA	460,000
1/30/2003 1/30/2023	25,000,000+	USD-Floating BMA MuniSwap Index	Fixed-4.34%	175,000
2/4/2003 2/4/2023	25,000,000++	USD-Floating TBMA MuniSwap Index	Fixed-4.395%	(7,500)
2/5/2003 2/5/2023	25,000,000++	USD-Floating TBMA MuniSwap Index	Fixed-4.354%	(137,500)
2/14/2003 2/14/2023	50,000,000++	USD-Floating BMA MuniSwap Index	Fixed-4.321%	(520,000)
Total net unrealized appreciation (depreciation) on open interest rate swaps				3,545,100

+ Merrill Lynch Capital Services, Inc.
++ J.P. Morgan Chase Bank
+++ Lehman Brothers
At November 30, 2002, open futures contracts sold short were as follows:
	Expiration Dates	Contracts	Aggregated Face Value ($)	Market Value ($)	Net Unrealized Appreciation (Depreciation) ($)
10 Year CBT Treasury Note	12/19/2002	5,940	678,217,497	668,342,813	9,874,684
10 Year Interest Rate Swap	12/16/2002	286	31,431,472	31,460,000	(28,528)
Total net unrealized appreciation on open future contracts					9,846,156

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of November 30, 2002 (Unaudited)
Assets
Investments in securities, at value (cost $4,509,305,203)	$ 4,897,744,449
Receivable for investments sold	7,139,468
Interest receivable	69,909,734
Receivable for Fund shares sold	1,605,747
Net unrealized appreciation on interest rate swaps	3,545,100
Other receivable	192,000
Total assets	4,980,136,498
Liabilities
Due to custodian bank	872,496
Payable for investments purchased	33,558,066
Payable for when-issued and delayed delivery securities	96,857,564
Dividends payable	3,681,063
Payable for Fund shares redeemed	1,935,872
Payable for daily variation margin on open futures contracts	2,118,500
Accrued management fee	1,558,078
Other accrued expenses and payables	1,242,867
Total liabilities	141,824,506
Net assets, at value	$ 4,838,311,992
Net Assets
Net assets consist of: Undistributed net investment income	1,263,745
Net unrealized appreciation (depreciation) on: Investments	388,439,246
Other receivable	192,000
Futures	9,846,156
Interest rate swaps	3,545,100
Accumulated net realized gain (loss)	(43,383,792)
Paid-in capital	4,478,409,537
Net assets, at value	$ 4,838,311,992

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of November 30, 2002 (Unaudited) (continued)
Net Asset Value
Class AARP Net Asset Value, offering and redemption price per share ($1,527,588,856 / 166,155,863 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.19
Class S Net Asset Value, offering and redemption price per share ($817,206,186 / 88,876,450 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.19
Class A Net Asset Value and redemption price per share ($2,404,107,925 / 261,532,270 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.19
Maximum offering price per share (100 / 95.5 of $9.19)	$ 9.62
Class B
Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($68,980,556 / 7,503,976 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 9.19
Class C
Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($20,427,483 / 2,222,096 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 9.19
Institutional Class Net Asset Value, offering and redemption price per share ($986 / 107.3 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.19

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended November 30, 2002 (Unaudited)
Investment Income
Income: Interest	$ 130,555,337
Expenses: Management fee	10,096,056
Administrative fee	3,067,791
Distribution service fees	3,507,969
Trustees' fees and expenses	71,528
Other	47,023
Total expenses, before expense reductions	16,790,367
Expense reductions	(3,369)
Total expenses, after expense reductions	16,786,998
Net investment income	113,768,339
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	41,986,489
Interest rate swaps	(39,525,625)
Forward commitments	2,560,798
Futures	(10,210,411)
(5,188,749)
Net unrealized appreciation (depreciation) during the period on: Investments	27,634,185
Other receivable	(192,000)
Interest rate swaps	11,321,750
Forward commitments	(1,753,915)
Futures	9,846,156
46,856,176
Net gain (loss) on investment transactions	41,667,427
Net increase (decrease) in net assets resulting from operations	$ 155,435,766

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended November 30, 2002 (Unaudited)	Year Ended May 31, 2002
Operations: Net investment income	$ 113,768,339	$ 230,938,071
Net realized gain (loss) on investment transactions	(5,188,749)	74,521,780
Net unrealized appreciation (depreciation) on investment transactions during the period	46,856,176	75,495
Net increase (decrease) in net assets resulting from operations	155,435,766	305,535,346
Distributions to shareholders from: Net investment income: Class AARP	(36,706,363)	(73,088,255)
Class S	(19,707,259)	(39,935,188)
Class A	(56,332,262)	(113,211,676)
Class B	(1,280,522)	(2,627,299)
Class C	(328,366)	(469,514)
Institutional Class	(13)	-
Fund share transactions: Proceeds from shares sold	230,053,566	885,394,692
Net assets acquired in tax-free reorganizations	-	2,584,208,162
Reinvestment of distributions	68,571,060	137,672,106
Cost of shares redeemed	(309,910,794)	(1,159,107,717)
Net increase (decrease) in net assets from Fund share transactions	(11,286,168)	2,448,167,243
Increase (decrease) in net assets	29,794,813	2,524,370,657
Net assets at beginning of period	4,808,517,179	2,284,146,522
Net assets at end of period (including undistributed net investment income of $1,263,745 and $1,850,191, respectively)	$ 4,838,311,992	$ 4,808,517,179

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
Years Ended May 31,	2002[a]	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.12	$ 9.00
Income (loss) from investment operations: Net investment income	.21	.42
Net realized and unrealized gain (loss) on investment transactions	.07	.12
Total from investment operations	.28	.54
Less distributions from: Net investment income	(.21)	(.42)
Net asset value, end of period	$ 9.19	$ 9.12
Total Return (%)[c]	3.32**	5.94**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,404	2,416
Ratio of expenses before expense reductions (%)	.76*	.77*
Ratio of expenses after expense reductions (%)	.76*	.77*
Ratio of net investment income (%)	4.54*	4.74*
Portfolio turnover rate (%)	45*	33
[a] For the six months ended November 30, 2002 (Unaudited).
[b] For the period from June 11, 2001 (commencement of sales of Class A shares) to May 31, 2002.
[c] Total return does not reflect the effect of any sales charges.
* Annualized
** Not annualized

Class B
Years Ended May 31,	2002[a]	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.11	$ 9.00
Income (loss) from investment operations: Net investment income	.17	.35
Net realized and unrealized gain (loss) on investment transactions	.08	.11
Total from investment operations	.25	.46
Less distributions from: Net investment income	(.17)	(.35)
Net asset value, end of period	$ 9.19	$ 9.11
Total Return (%)[c]	2.89**	5.15**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	69	65
Ratio of expenses (%)	1.54*	1.58*
Ratio of net investment income (%)	3.76*	3.93*
Portfolio turnover rate (%)	45*	33
[a] For the six months ended November 30, 2002 (Unaudited).
[b] For the period from June 11, 2001 (commencement of sales of Class B shares) to May 31, 2002.
[c] Total return does not reflect the effect of any sales charges.
* Annualized
** Not annualized

Class C
Years Ended May 31,	2002[a]	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.11	$ 9.00
Income (loss) from investment operations: Net investment income	.17	.34
Net realized and unrealized gain (loss) on investment transactions	.08	.11
Total from investment operations	.25	.45
Less distributions from: Net investment income	(.17)	(.34)
Net asset value, end of period	$ 9.19	$ 9.11
Total Return (%)[c]	2.90**	5.11**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	20	14
Ratio of expenses (%)	1.57*	1.59*
Ratio of net investment income (%)	3.73*	3.92*
Portfolio turnover rate (%)	45*	33
[a] For the six months ended November 30, 2002 (Unaudited).
[b] For the period from June 11, 2001 (commencement of sales of Class C shares) to May 31, 2002.
[c] Total return does not reflect the effect of any sales charges.
* Annualized
** Not annualized

Institutional Class
Years Ended May 31,	2002[a]
Selected Per Share Data
Net asset value, beginning of period	$ 9.33
Income (loss) from investment operations: Net investment income	.13
Net realized and unrealized gain (loss) on investment transactions	(.14)
Total from investment operations	(.01)
Less distributions from: Net investment income	(.13)
Net asset value, end of period	$ 9.19
Total Return (%)	(.10)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	.1
Ratio of expenses (%)	.54*
Ratio of net investment income (%)	4.62*
Portfolio turnover rate (%)	45*
[a] For the period from August 19, 2002 (commencement of sales of Institutional Class shares) to November 30, 2002 (Unaudited). * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Managed Municipal Bond Fund (the "Fund") (formerly Managed Municipal Bonds) is a diversified series of Scudder Municipal Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. On or about February 3, 2003, Class C shares will be offered at net asset value plus an up-front sales charge of 1.00% of the offering price. Class C shares will continue to be subject to a contingent deferred sales charge and Rule 12b-1 distribution and/or service fee as more fully described in the Fund's currently effective prospectus. Class C shares do not convert into another class. On August 19, 2002, the Fund commenced offering Institutional Class shares which are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Shares of Class AARP are designed for members of AARP. Class S shares of the Fund are generally not available to new investors. Class AARP and S shares are not subject to initial or contingent deferred sales charges. Certain detailed information for the Class A, B, C and Institutional Class shares is provided separately and is available upon request.Certain detailed information for the Class AARP and S shares is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution services fees, administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, securities are valued at the average of the means based on the most recent bid and asked quotations or evaluated prices obtained from two broker dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Forward Commitment Agreements. A Municipal Market Data ("MMD") forward commitment agreement is a commitment to pay or receive at the termination date the spread between a fixed rate and a spot rate on the MMD AAA yield curve. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their agreement and from unanticipated changes in the interest rates on which the agreement is based. The Fund also bears the risk of limited liquidity prior to the termination. MMD forward commitments are valued daily and the change in value is recorded by the Fund as unrealized appreciation or depreciation on forward commitments. Upon the termination date, a cash payment is made based on the spread between the fixed rate and the spot rate and the Fund will realize a gain or loss based upon the cash payment received or paid.

Swap Agreements. The Fund may enter into swap agreements. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. Commencing after the effective date, cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. No interest accrues to the Fund until the effective date. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for both hedging and non-hedging purposes. For hedging purposes, the Fund may use swaps to reduce its exposure to interest rate fluctuations. For non-hedging purposes, the Fund may use swaps to take advantage of future changes in interest rates.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

The Fund inherited approximately $57,317,000 of capital losses from its mergers with Kemper Ohio Tax-Free Income Fund and Kemper Municipal Bond Fund (see Note F), of which approximately $37,806,000 was applied against fiscal year 2002 gains. The remaining $19,511,000 may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until May 31, 2008 ($12,507,000) and May 31, 2009 ($7,004,000), the respective expiration dates, whichever occurs first, subject to certain limitations imposed by Sections 382-384 of the Internal Revenue Code.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts, securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At May 31, 2002, the Fund's components of distributable earnings (accumulated losses) on a tax basis are as follows:

Undistributed ordinary income	$ 1,714,485
Undistributed net long-term capital gains	$ 11,210,892
Capital loss carryforwards	$ 19,511,000
Unrealized appreciation (depreciation) on investments	$ 364,073,556

In addition, during the year ended May 31, 2002 the tax character of distributions paid to shareholders by the Fund is summarized as follows:

Distributions from tax-exempt income	$ 229,331,932

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on an accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

At November 30, 2002, the other receivable of $192,000 (0.004% of net assets) has been valued in good faith as determined in accordance with procedures approved by the Trustees.

B. Purchases and Sales of Securities

During the six months ended November 30, 2002, purchases and sales of investment securities (excluding short-term investments) aggregated $1,108,695,261 and $1,107,060,779, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement (the "Management Agreement") with Deutsche Investment Management Americas, Inc. ("DeIM or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.450% of the first $250,000,000 of the Fund's average daily net assets, 0.430% of the next $750,000,000 of such net assets, 0.410% of the next $1,500,000,000 of such net assets, 0.400% of the next $2,500,000,000 of such net assets, 0.380% of the next $2,500,000,000 of such net assets, 0.360% of the next $2,500,000,000 of such net assets, 0.340% of the next $2,500,000,000 of such net assets and 0.320% of such net assets in excess of $12,500,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended November 30, 2002, the fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.41% of the Fund's average daily net assets.

Administrative Fee. Under the Administrative Agreement (the "Administrative Agreement"), the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its Management Agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee") of 0.15%, 0.15%, 0.10%, 0.125%, 0.15% and 0.125%, of average daily net assets for Class AARP, S, A, B, C and Institutional Class shares, respectively, computed and accrued daily and payable monthly. For the period June 1, 2002 through June 11, 2002, the Advisor voluntarily waived 0.005% of the Administrative Fee for Class A.

Various third-party service providers, some of which are affiliated with the Advisor, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of the Advisor, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Investments Service Company, an affiliate of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class A, B, C and Institutional Class shares of the Fund. Scudder Service Corporation, also a subsidiary of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class AARP and S shares of the Fund. In addition, other service providers, not affiliated with the Advisor, provide certain services (i.e., custody, legal and audit) to the Fund under the Administrative Agreement. the Advisor pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund will not be borne by the Advisor under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the six months ended November 30, 2002, the Administrative Fee was as follows:

Administrative Fee	Total Aggregated	Fees Waived	Unpaid at November 30, 2002
Class AARP	$ 1,158,284	$ -	$ 191,684
Class S	621,877	-	102,915
Class A	1,231,727	3,312	190,800
Class B	42,847	-	6,901
Class C	13,056	-	2,357
	$ 3,067,791	$ 3,312	$ 494,657

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended November 30, 2002, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at November 30, 2002
Class B	$ 255,901	$ 41,822
Class C	65,277	12,006
	$ 321,178	$ 53,828

In addition, SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2002, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at November 30, 2002	Effective Rate
Class A	$ 3,079,339	$ 652,585	0.25%
Class B	85,693	15,807	0.25%
Class C	21,759	4,581	0.25%
	$ 3,186,791	$ 672,973

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C shares. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2002 aggregated $255,645.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the period six months ended November 30, 2002, the CDSC for Class B and C shares aggregated $52,478 and $53,918, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2002, SDI received $17,194.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Other Related Parties. AARP through its affiliates, monitors and approves the AARP Investment Program from the Advisor. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

D. Expense Off-Set Arrangement

The Fund has entered into an arrangement with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the six months ended November 30, 2002, pursuant to the Administrative Agreement, the Administrative Fee was reduced by $57 for custodian credits earned.

E. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.3 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Acquisition of Assets

On June 8, 2001, the Fund acquired all the net assets of Kemper Municipal Bond Fund and Kemper Ohio Tax-Free Income Fund pursuant to plans of reorganization approved by shareholders on May 24, 2001. The acquisition of Kemper Municipal Bond Fund was accomplished by a tax-free exchange of 274,956,913 Class A shares, 6,926,222 Class B shares and 1,021,277 Class C shares of the Fund, respectively, for 248,280,451 Class A shares, 6,271,177 Class B shares and 920,713 Class C shares of Kemper Municipal Bond Fund, respectively, outstanding on June 8, 2001. The acquisition of Kemper Ohio Tax-Free Income Fund was accomplished by a tax-free exchange of 2,811,999 Class A shares, 1,094,322 Class B shares and 318,679 Class C shares of the Fund, respectively, for 2,479,812 Class A shares, 965,154 Class B shares and 281,161 Class C shares of Kemper Ohio Tax-Free Income Fund, respectively, outstanding on June 8, 2001. Kemper Municipal Bond Fund's net assets at that date ($2,546,182,540), including $150,928,377 of unrealized appreciation and Kemper Ohio Tax-Free Income Fund's net assets at that date ($38,025,622), including $1,764,050 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisitions were $2,286,479,077. The combined net assets of the Fund immediately following the acquisitions were $4,870,687,239.

G. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended November 30, 2002		Year Ended May 31, 2002
	Shares	Dollars	Shares	Dollars
Shares sold
Class AARP	6,189,533	$ 57,618,577	9,080,392	$ 82,524,706
Class S	4,869,006	45,364,581	44,156,592	400,809,903
Class A	11,110,030	103,074,217	42,296,074*	383,717,975*
Class B	1,562,647	14,569,107	1,266,678*	11,494,621*
Class C	1,008,429	9,426,084	754,250*	6,847,487*
Institutional Class**	107	1,000	-	-
		$ 230,053,566		$ 885,394,692
Shares issued in tax-free reorganizations
Class A	-	$ -	277,768,912	$ 2,499,961,842
Class B	-	-	8,020,544	72,187,172
Class C	-	-	1,339,956	12,059,148
		$ -		$ 2,584,208,162
Shares issued to shareholders in reinvestment of distributions
Class AARP	2,239,352	$ 21,727,877	4,804,751	$ 43,629,883
Class S	1,223,233	11,365,405	2,578,823	23,419,551
Class A	3,720,523	34,551,742	7,591,446*	68,948,245*
Class B	77,726	721,659	155,494*	1,412,630*
Class C	22,017	204,377	28,826*	261,797*
Institutional Class**	-	-	-	-
		$ 68,571,060		$ 137,672,106
Shares redeemed
Class AARP	(7,110,669)	$ (65,981,875)	(13,432,136)	$ (121,990,782)
Class S	(6,282,299)	(58,353,669)	(48,627,983)	(442,188,502)
Class A	(18,347,168)	(170,560,215)	(62,607,547)*	(568,555,897)*
Class B	(1,223,410)	(11,395,022)	(2,355,703)*	(21,419,870)*
Class C	(386,905)	(3,620,013)	(544,477)*	(4,952,666)*
Institutional Class**	-	-	-	-
		$ (309,910,794)		$ (1,159,107,717)
Net increase (decrease)
Class AARP	1,418,216	$ 13,364,579	453,007	$ 4,163,807
Class S	(190,060)	(1,623,683)	(1,892,568)	(17,959,048)
Class A	(3,516,615)	(32,934,256)	265,048,885*	2,384,072,165*
Class B	416,963	3,895,744	7,087,013*	63,674,553*
Class C	643,541	6,010,448	1,578,555*	14,215,766*
Institutional Class**	107	1,000	-	-
		$ (11,286,168)		$ 2,448,167,243

* For the period from June 11, 2001, (commencement of sales of Class A, B and C shares) to May 31, 2002.
** For the period from August 19, 2002 (commencement of sales of Institutional Class shares) to November 30, 2002.

Investment Products and Services

Scudder Funds
Growth Funds

Scudder 21st Century Growth Fund

Scudder Aggressive Growth Fund

Scudder Blue Chip Fund

Scudder Capital Growth Fund

Scudder Dynamic Growth Fund

Scudder Flag Investors
Communications Fund*

Scudder Global Biotechnology Fund*

Scudder Growth Fund

Scudder Health Care Fund

Scudder Large Company Growth Fund

Scudder Micro Cap Fund*

Scudder Mid Cap Fund*

Scudder Small Cap Fund*

Scudder Technology Fund

Scudder Technology Innovation Fund

Scudder Top 50 US Fund*

Value Funds

Scudder Contrarian Fund

Scudder-Dreman Financial Services Fund

Scudder-Dreman High Return Equity Fund

Scudder-Dreman Small Cap Value Fund

Scudder Flag Investors
Equity Partners Fund*

Scudder Gold & Precious Metals Fund

Scudder Growth and Income Fund

Scudder Large Company Value Fund

Scudder-RREEF Real Estate Securities Fund

Scudder Small Company Stock Fund

Scudder Small Company Value Fund

Multicategory/Asset Allocation Funds

Scudder Asset Management Fund*

Scudder Flag Investors Value Builder Fund*

Scudder Focus Value+Growth Fund

Scudder Lifecycle Mid Range Fund*

Scudder Lifecycle Long Range Fund*

Scudder Lifecycle Short Range Fund*

Scudder Pathway Conservative Portfolio

Scudder Pathway Growth Portfolio

Scudder Pathway Moderate Portfolio

Scudder Target 2012 Fund

Scudder Total Return Fund

International/Global Funds

Scudder Emerging Markets Growth Fund

Scudder Emerging Markets Income Fund

Scudder European Equity Fund*

Scudder Global Fund

Scudder Global Bond Fund

Scudder Global Discovery Fund

Scudder Greater Europe Growth Fund

Scudder International Fund

Scudder International Equity Fund*

Scudder International Select Equity Fund*

Scudder Japanese Equity Fund*

Scudder Latin America Fund

Scudder New Europe Fund

Scudder Pacific Opportunities Fund

Income Funds

Scudder Cash Reserves Fund

Scudder Fixed Income Fund*

Scudder High Income Plus Fund*,**

Scudder High Income Fund***

Scudder High Income
Opportunity Fund****

Scudder Income Fund

Scudder PreservationPlus Fund*

Scudder PreservationPlus Income Fund*

Scudder Short-Term Bond Fund

Scudder Short-Term Fixed Income Fund*

Scudder Strategic Income Fund

Scudder U.S. Government Securities Fund

* On August 19, 2002, these funds changed their names from Deutsche to Scudder.
** Formerly Deutsche High Yield Bond Fund
*** Formerly Scudder High Yield Fund
**** Formerly Scudder High Yield Opportunity Fund

Scudder Funds (continued)
Tax-Free Income Funds

Scudder California Tax-Free Income Fund

Scudder Florida Tax-Free Income Fund

Scudder High Yield Tax-Free Fund

Scudder Managed Municipal Bond Fund

Scudder Massachusetts Tax-Free Fund

Scudder Medium-Term Tax-Free Fund

Scudder Municipal Bond Fund*

Scudder New York Tax-Free Income Fund

Scudder Short-Term Municipal Bond Fund*

Index-Related Funds

Scudder EAFE ® Equity Index Fund*

Scudder Equity 500 Index Fund*

Scudder S&P 500 Stock Fund

Scudder Select 500 Fund

Scudder US Bond Index Fund*

Retirement Programs and Education Accounts
Retirement Programs Traditional IRA Roth IRA SEP-IRA Inherited IRA Keogh Plan 401(k), 403(b) Plans Variable Annuities Education Accounts Education IRA UGMA/UTMA IRA for Minors
Closed-End Funds

The Brazil Fund, Inc.

The Korea Fund, Inc.

Montgomery Street Income Securities, Inc.

Scudder Global High Income Fund, Inc.

Scudder New Asia Fund, Inc.

Scudder High Income Trust

Scudder Intermediate Government Trust

Scudder Multi-Market Income Trust

Scudder Municipal Income Trust

Scudder RREEF Real Estate Fund, Inc.

Scudder Strategic Income Trust

Scudder Strategic Municipal Income Trust

The Germany Fund

The New Germany Fund

The Central European Equity Fund

* On August 19, 2002, these funds changed their names from Deutsche to Scudder.

Note: Not all funds are available in all share classes. Consult your advisor for details.

Scudder open-end funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance. There is no assurance that the objective of any fund will be achieved, and fund returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than their original cost.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The services and products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Account Management Resources

Legal Counsel

Ropes & Gray

One International Place Boston, MA 02110
Shareholder Service Agent and Transfer Agent

Scudder Investments Service Company

P.O. Box 219151 Kansas City, MO 64121
Custodian

State Street Bank and Trust Company

225 Franklin Street Boston, MA 02110
Independent Accountants

PricewaterhouseCoopers LLP

160 Federal Street Boston, MA 02110
Principal Underwriter

Scudder Distributors, Inc.

222 South Riverside Plaza Chicago, IL 60606 www.scudder.com (800) 621-1048

Privacy Statement

This privacy statement is issued by Scudder Distributors, Inc., Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence - Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

July 2002